UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of November 30, 2010

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (106.3%)
United States Treasury Bill	0.145%	12/2/10	1,149,373	1,149,368
United States Treasury Bill	0.105%–0.135%	12/9/10	1,270,000	1,269,965
United States Treasury Bill	0.140%	12/16/10	1,109,000	1,108,935
United States Treasury Bill	0.160%	12/23/10	1,219,000	1,218,881
United States Treasury Bill	0.155%	12/30/10	1,424,000	1,423,822
United States Treasury Bill	0.130%	1/6/11	1,620,000	1,619,789
United States Treasury Bill	0.125%	1/13/11	723,000	722,892
United States Treasury Bill	0.135%	1/20/11	800,000	799,850
United States Treasury Bill	0.130%–0.200%	1/27/11	1,367,000	1,366,619
United States Treasury Bill	0.125%–0.195%	2/3/11	1,064,000	1,063,718
United States Treasury Bill	0.125%–0.190%	2/10/11	1,400,000	1,399,604
United States Treasury Bill	0.135%	2/17/11	1,566,000	1,565,542
United States Treasury Bill	0.140%	2/24/11	1,559,000	1,558,485
United States Treasury Bill	0.175%	3/3/11	1,130,000	1,129,500
United States Treasury Bill	0.165%	4/14/11	450,000	449,724
United States Treasury Bill	0.170%	4/21/11	275,000	274,817
United States Treasury Bill	0.170%	4/28/11	450,000	449,686
United States Treasury Bill	0.155%	5/5/11	350,000	349,767
Total U.S. Goverment and Agency Obligations (Cost $18,920,964)				18,920,964
Total Investments (106.3%) (Cost $18,920,964)				18,920,964
Other Assets and Liabilities-Net (-6.3%)				(1,128,541)
Net Assets (100%)				17,792,423
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.5%)
Walt Disney Co.	2,888	105
Comcast Corp. Class A	4,244	85
Home Depot Inc.	2,525	76
Target Corp.	1,089	62
McDonald's Corp.	753	59
* Ford Motor Co.	3,594	57
Time Warner Inc.	1,692	50
Lowe's Cos. Inc.	2,117	48
Johnson Controls Inc.	1,015	37
Time Warner Cable Inc.	535	33
Carnival Corp.	653	27
News Corp. Class A	1,912	26
NIKE Inc. Class B	246	21
Macy's Inc.	637	16
Fortune Brands Inc.	229	14
JC Penney Co. Inc.	357	12
Genuine Parts Co.	239	11
Family Dollar Stores Inc.	190	10
CBS Corp. Class B	553	9
Staples Inc.	408	9
Whirlpool Corp.	114	8
McGraw-Hill Cos. Inc.	232	8
* Interpublic Group of Cos. Inc.	738	8
Omnicom Group Inc.	170	8
Newell Rubbermaid Inc.	438	7
Limited Brands Inc.	215	7
Gap Inc.	295	6
VF Corp.	74	6
Mattel Inc.	224	6
Marriott International Inc. Class A	141	6
Stanley Black & Decker Inc.	85	5
Leggett & Platt Inc.	222	5
* Sears Holdings Corp.	70	5
DR Horton Inc.	419	4
H&R Block Inc.	320	4
Harley-Davidson Inc.	120	4
Lennar Corp. Class A	244	4
Darden Restaurants Inc.	75	4
* Discovery Communications Inc. Class A	90	4
* Big Lots Inc.	118	4
* Goodyear Tire & Rubber Co.	366	3
Scripps Networks Interactive Inc. Class A	66	3
Gannett Co. Inc.	247	3
RadioShack Corp.	171	3
International Game Technology	198	3
* Pulte Group Inc.	487	3
Washington Post Co. Class B	8	3
* AutoNation Inc.	88	2
* Eastman Kodak Co.	405	2

* GameStop Corp. Class A	92	2
Meredith Corp.	54	2
* Office Depot Inc.	415	2
* New York Times Co. Class A	175	2
		913
Consumer Staples (12.1%)
Wal-Mart Stores Inc.	3,027	164
Procter & Gamble Co.	2,578	157
Philip Morris International Inc.	1,548	88
Kraft Foods Inc.	2,644	80
CVS Caremark Corp.	2,050	64
Altria Group Inc.	2,165	52
Costco Wholesale Corp.	663	45
Archer-Daniels-Midland Co.	968	28
Sysco Corp.	890	26
Kroger Co.	971	23
Walgreen Co.	588	20
Kimberly-Clark Corp.	267	17
General Mills Inc.	461	16
Reynolds American Inc.	510	16
Sara Lee Corp.	997	15
Safeway Inc.	582	13
HJ Heinz Co.	238	11
JM Smucker Co.	180	11
Molson Coors Brewing Co. Class B	238	11
Lorillard Inc.	138	11
Mead Johnson Nutrition Co.	180	11
Kellogg Co.	158	8
Tyson Foods Inc. Class A	456	7
ConAgra Foods Inc.	335	7
Clorox Co.	111	7
Hershey Co.	141	7
Dr Pepper Snapple Group Inc.	179	7
Coca-Cola Enterprises Inc.	247	6
* Constellation Brands Inc. Class A	281	6
Campbell Soup Co.	155	5
Hormel Foods Corp.	105	5
Brown-Forman Corp. Class B	77	5
McCormick & Co. Inc.	106	5
SUPERVALU Inc.	319	3
* Dean Foods Co.	274	2
		959
Energy (11.0%)
Exxon Mobil Corp.	3,616	251
Chevron Corp.	3,039	246
ConocoPhillips	2,241	135
Marathon Oil Corp.	1,069	36
Hess Corp.	441	31
Devon Energy Corp.	393	28
Halliburton Co.	683	26
Spectra Energy Corp.	976	23
Chesapeake Energy Corp.	983	21
Williams Cos. Inc.	880	20
Valero Energy Corp.	853	17
Murphy Oil Corp.	118	8
Sunoco Inc.	181	7
El Paso Corp.	499	7

EQT Corp.	115	5
Tesoro Corp.	214	3
* Nabors Industries Ltd.	156	3
QEP Resources Inc.	96	3
Cabot Oil & Gas Corp.	63	2
		872
Financials (23.9%)
JPMorgan Chase & Co.	5,995	224
Wells Fargo & Co.	7,914	215
Bank of America Corp.	15,157	166
* Citigroup Inc.	38,468	162
* Berkshire Hathaway Inc. Class B	1,176	94
Goldman Sachs Group Inc.	474	74
US Bancorp	2,888	69
Morgan Stanley	2,285	56
MetLife Inc.	1,369	52
Bank of New York Mellon Corp.	1,829	49
PNC Financial Services Group Inc.	792	43
Travelers Cos. Inc.	709	38
State Street Corp.	757	33
ACE Ltd.	509	30
Chubb Corp.	474	27
Capital One Financial Corp.	688	26
BB&T Corp.	1,043	24
Allstate Corp.	811	24
Aflac Inc.	439	23
Progressive Corp.	1,008	20
Marsh & McLennan Cos. Inc.	817	20
AON Corp.	495	20
Loews Corp.	479	18
SunTrust Banks Inc.	754	18
Host Hotels & Resorts Inc.	991	16
Discover Financial Services	820	15
Prudential Financial Inc.	295	15
Hartford Financial Services Group Inc.	670	15
Fifth Third Bancorp	1,199	14
M&T Bank Corp.	181	14
Vornado Realty Trust	163	13
Equity Residential	264	13
Charles Schwab Corp.	784	12
Franklin Resources Inc.	102	12
Lincoln National Corp.	484	12
Boston Properties Inc.	132	11
Unum Group	498	11
Public Storage	106	10
Kimco Realty Corp.	612	10
Regions Financial Corp.	1,892	10
KeyCorp	1,325	10
Weyerhaeuser Co.	589	10
Comerica Inc.	265	10
Ameriprise Financial Inc.	168	9
* Genworth Financial Inc. Class A	736	9
* SLM Corp.	732	8
* American International Group Inc.	204	8
AvalonBay Communities Inc.	72	8
Cincinnati Financial Corp.	246	7
Torchmark Corp.	123	7

People's United Financial Inc.	563	7
Northern Trust Corp.	135	7
Huntington Bancshares Inc.	1,081	6
Health Care REIT Inc.	130	6
Assurant Inc.	166	6
Principal Financial Group Inc.	202	5
Legg Mason Inc.	162	5
Plum Creek Timber Co. Inc.	144	5
Zions Bancorporation	261	5
* NASDAQ OMX Group Inc.	218	5
* Leucadia National Corp.	179	5
* E*Trade Financial Corp.	298	4
Moody's Corp.	152	4
Marshall & Ilsley Corp.	796	4
NYSE Euronext	123	3
* First Horizon National Corp.	350	3
Apartment Investment & Management Co.	117	3
		1,897
Health Care (10.3%)
Pfizer Inc.	12,157	198
Johnson & Johnson	1,953	120
Merck & Co. Inc.	2,229	77
Abbott Laboratories	1,092	51
Bristol-Myers Squibb Co.	1,449	36
* Amgen Inc.	694	36
* WellPoint Inc.	603	34
UnitedHealth Group Inc.	733	27
McKesson Corp.	395	25
Eli Lilly & Co.	733	25
Baxter International Inc.	447	22
Aetna Inc.	636	19
Cardinal Health Inc.	525	19
* Boston Scientific Corp.	2,285	15
* Humana Inc.	255	14
* Genzyme Corp.	191	13
Becton Dickinson and Co.	168	13
AmerisourceBergen Corp. Class A	424	13
* Thermo Fisher Scientific Inc.	216	11
* CareFusion Corp.	336	8
* Coventry Health Care Inc.	223	6
* King Pharmaceuticals Inc.	376	5
CR Bard Inc.	62	5
* Forest Laboratories Inc.	150	5
Quest Diagnostics Inc.	95	5
PerkinElmer Inc.	177	4
* Cephalon Inc.	63	4
* Tenet Healthcare Corp.	691	3
DENTSPLY International Inc.	77	2
Patterson Cos. Inc.	58	2
		817
Industrials (12.2%)
General Electric Co.	16,159	256
United Parcel Service Inc. Class B	813	57
FedEx Corp.	478	44
Boeing Co.	674	43
3M Co.	495	42
Emerson Electric Co.	669	37

Lockheed Martin Corp.	449	31
PACCAR Inc.	549	30
Union Pacific Corp.	319	29
Northrop Grumman Corp.	441	27
Raytheon Co.	570	26
Waste Management Inc.	724	25
Eaton Corp.	252	24
Deere & Co.	288	21
Parker Hannifin Corp.	243	19
Norfolk Southern Corp.	318	19
General Dynamics Corp.	260	17
Fluor Corp.	270	16
Tyco International Ltd.	411	16
Southwest Airlines Co.	1,123	15
CSX Corp.	215	13
Ingersoll-Rand plc	316	13
Illinois Tool Works Inc.	259	12
L-3 Communications Holdings Inc.	174	12
Cummins Inc.	111	11
Textron Inc.	412	9
Rockwell Automation Inc.	126	8
Expeditors International of Washington Inc.	153	8
* Jacobs Engineering Group Inc.	189	7
Dover Corp.	132	7
Republic Services Inc. Class A	257	7
Pitney Bowes Inc.	312	7
CH Robinson Worldwide Inc.	90	7
Avery Dennison Corp.	165	6
Masco Corp.	540	6
* Quanta Services Inc.	318	6
Cintas Corp.	199	5
RR Donnelley & Sons Co.	312	5
Snap-On Inc.	87	5
Pall Corp.	96	4
Roper Industries Inc.	54	4
Ryder System Inc.	80	3
Equifax Inc.	95	3
Robert Half International Inc.	108	3
Iron Mountain Inc.	128	3
		968
Information Technology (5.5%)
Intel Corp.	4,723	100
Hewlett-Packard Co.	1,061	44
* Dell Inc.	2,545	34
* Motorola Inc.	3,507	27
Xerox Corp.	2,080	24
Texas Instruments Inc.	659	21
Automatic Data Processing Inc.	421	19
Applied Materials Inc.	1,354	17
* Yahoo! Inc.	957	15
Fidelity National Information Services Inc.	408	11
* Agilent Technologies Inc.	261	9
Analog Devices Inc.	198	7
* SanDisk Corp.	154	7
* SAIC Inc.	442	7
* Symantec Corp.	395	7
Paychex Inc.	213	6

* VeriSign Inc.	163	6
CA Inc.	240	6
KLA-Tencor Corp.	143	5
* Fiserv Inc.	92	5
* Micron Technology Inc.	682	5
* Electronic Arts Inc.	313	5
Jabil Circuit Inc.	292	4
* Lexmark International Inc. Class A	118	4
Molex Inc.	205	4
Computer Sciences Corp.	93	4
Microchip Technology Inc.	123	4
* MEMC Electronic Materials Inc.	342	4
Harris Corp.	72	3
* Novell Inc.	529	3
* Advanced Micro Devices Inc.	418	3
* LSI Corp.	510	3
National Semiconductor Corp.	198	3
Tellabs Inc.	377	2
* Novellus Systems Inc.	77	2
* Monster Worldwide Inc.	97	2
Total System Services Inc.	144	2
* Compuware Corp.	183	2
* JDS Uniphase Corp.	122	1
		437
Materials (2.5%)
Dow Chemical Co.	1,760	55
EI du Pont de Nemours & Co.	628	30
Alcoa Inc.	1,538	20
Air Products & Chemicals Inc.	141	12
United States Steel Corp.	216	11
Eastman Chemical Co.	108	8
International Paper Co.	322	8
Vulcan Materials Co.	193	8
Nucor Corp.	186	7
PPG Industries Inc.	84	7
Sherwin-Williams Co.	81	6
Sealed Air Corp.	240	6
Bemis Co. Inc.	165	5
Allegheny Technologies Inc.	66	3
Ball Corp.	51	3
* Owens-Illinois Inc.	120	3
Airgas Inc.	49	3
* Titanium Metals Corp.	129	2
AK Steel Holding Corp.	66	1
		198
Telecommunication Services (4.3%)
Verizon Communications Inc.	4,276	137
AT&T Inc.	4,471	124
CenturyLink Inc.	454	20
Qwest Communications International Inc.	2,626	18
* Sprint Nextel Corp.	4,494	17
Frontier Communications Corp.	1,493	14
Windstream Corp.	415	5
* MetroPCS Communications Inc.	394	5
		340
Utilities (6.7%)
Southern Co.	1,260	47

Dominion Resources Inc.	894	37
Duke Energy Corp.	1,981	35
NextEra Energy Inc.	625	32
PG&E Corp.	591	28
American Electric Power Co. Inc.	721	26
Exelon Corp.	618	24
Public Service Enterprise Group Inc.	763	23
Consolidated Edison Inc.	424	20
Entergy Corp.	284	20
Progress Energy Inc.	447	20
Sempra Energy	373	19
PPL Corp.	732	19
Edison International	490	18
Xcel Energy Inc.	693	16
FirstEnergy Corp.	459	16
DTE Energy Co.	255	11
Wisconsin Energy Corp.	177	11
Ameren Corp.	360	10
CenterPoint Energy Inc.	630	10
Constellation Energy Group Inc.	304	9
Northeast Utilities	265	8
Oneok Inc.	160	8
NiSource Inc.	418	7
SCANA Corp.	171	7
CMS Energy Corp.	370	7
Pinnacle West Capital Corp.	163	7
Pepco Holdings Inc.	337	6
Allegheny Energy Inc.	255	6
Integrys Energy Group Inc.	117	6
TECO Energy Inc.	322	5
* AES Corp.	393	4
Nicor Inc.	69	3
* NRG Energy Inc.	146	3
		528
Total Common Stocks (Cost $7,640)		7,929
Total Investments (100.0%) (Cost $7,640)		7,929
Other Assets and Liabilities-Net (0.0%)		1
Net Assets (100%)		7,930
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

S&P 500 Value Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $7,640,000. Net unrealized appreciation of investment securities for tax purposes was $289,000, consisting of unrealized gains of $415,000 on securities that had risen in value since their purchase and $126,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.2%)
* Amazon.com Inc.	1,629	286
McDonald's Corp.	2,598	203
* DIRECTV Class A	3,992	166
Yum! Brands Inc.	2,154	108
Viacom Inc. Class B	2,804	106
Starbucks Corp.	3,406	104
NIKE Inc. Class B	1,030	89
* priceline.com Inc.	223	88
TJX Cos. Inc.	1,839	84
* Kohl's Corp.	1,413	80
* Ford Motor Co.	4,919	78
Coach Inc.	1,373	78
Best Buy Co. Inc.	1,591	68
News Corp. Class A	4,736	65
* Bed Bath & Beyond Inc.	1,213	53
Starwood Hotels & Resorts Worldwide Inc.	873	50
Staples Inc.	2,113	47
* Discovery Communications Inc. Class A	1,033	42
Omnicom Group Inc.	877	40
* O'Reilly Automotive Inc.	637	38
Tiffany & Co.	580	36
Ross Stores Inc.	553	36
Marriott International Inc. Class A	909	36
Wynn Resorts Ltd.	350	35
* CarMax Inc.	1,026	34
Nordstrom Inc.	772	33
Polo Ralph Lauren Corp. Class A	299	33
* AutoZone Inc.	125	32
Hasbro Inc.	640	31
Stanley Black & Decker Inc.	500	30
Mattel Inc.	976	25
Expedia Inc.	954	25
McGraw-Hill Cos. Inc.	726	25
Gap Inc.	1,138	24
CBS Corp. Class B	1,438	24
Wyndham Worldwide Corp.	821	24
* Urban Outfitters Inc.	594	22
Harley-Davidson Inc.	711	22
Abercrombie & Fitch Co.	405	20
Darden Restaurants Inc.	407	20
* Apollo Group Inc. Class A	583	20
Limited Brands Inc.	573	19
VF Corp.	173	14
* Harman International Industries Inc.	317	14
DeVry Inc.	288	12
International Game Technology	765	12
Scripps Networks Interactive Inc. Class A	216	11
* GameStop Corp. Class A	416	8
H&R Block Inc.	492	6

Gannett Co. Inc.	342	4
		2,560
Consumer Staples (10.0%)
Coca-Cola Co.	10,629	671
PepsiCo Inc.	7,324	473
Procter & Gamble Co.	5,226	319
Philip Morris International Inc.	3,707	211
Colgate-Palmolive Co.	2,239	171
Walgreen Co.	2,684	94
Altria Group Inc.	2,968	71
Kimberly-Clark Corp.	1,073	66
Avon Products Inc.	1,969	56
General Mills Inc.	1,532	54
Estee Lauder Cos. Inc. Class A	522	39
HJ Heinz Co.	729	35
Kellogg Co.	706	35
* Whole Foods Market Inc.	674	32
Mead Johnson Nutrition Co.	396	24
Lorillard Inc.	279	22
ConAgra Foods Inc.	1,012	22
Dr Pepper Snapple Group Inc.	562	21
Clorox Co.	299	19
Coca-Cola Enterprises Inc.	761	18
Brown-Forman Corp. Class B	254	17
Hershey Co.	303	14
Campbell Soup Co.	403	14
McCormick & Co. Inc.	288	13
		2,511
Energy (12.3%)
Exxon Mobil Corp.	12,419	864
Schlumberger Ltd.	6,290	486
Occidental Petroleum Corp.	3,739	330
Apache Corp.	1,757	189
Anadarko Petroleum Corp.	2,275	146
National Oilwell Varco Inc.	1,926	118
EOG Resources Inc.	1,169	104
Baker Hughes Inc.	1,978	103
Halliburton Co.	2,103	80
Peabody Energy Corp.	1,244	73
Noble Energy Inc.	807	66
* Southwestern Energy Co.	1,591	58
Devon Energy Corp.	800	56
* Cameron International Corp.	1,116	54
* FMC Technologies Inc.	551	46
Consol Energy Inc.	1,035	43
Pioneer Natural Resources Co.	531	43
Murphy Oil Corp.	522	35
* Denbury Resources Inc.	1,834	33
Range Resources Corp.	736	31
El Paso Corp.	1,712	23
Helmerich & Payne Inc.	486	22
Diamond Offshore Drilling Inc.	325	21
* Nabors Industries Ltd.	837	19
QEP Resources Inc.	513	18
* Rowan Cos. Inc.	582	18
EQT Corp.	329	13

Cabot Oil & Gas Corp.	279	10
		3,102
Financials (7.0%)
* Berkshire Hathaway Inc. Class B	4,381	349
American Express Co.	4,820	208
Goldman Sachs Group Inc.	927	145
Simon Property Group Inc.	1,349	133
CME Group Inc.	308	89
T Rowe Price Group Inc.	1,181	69
Prudential Financial Inc.	1,242	63
HCP Inc.	1,422	47
Invesco Ltd.	2,149	47
Aflac Inc.	819	42
Franklin Resources Inc.	362	41
* IntercontinentalExchange Inc.	342	38
Ventas Inc.	720	37
Northern Trust Corp.	702	35
Ameriprise Financial Inc.	650	34
ProLogis	2,561	33
Charles Schwab Corp.	2,134	32
Public Storage	313	30
XL Group plc Class A	1,485	29
Hudson City Bancorp Inc.	2,421	27
* CB Richard Ellis Group Inc. Class A	1,332	26
Equity Residential	495	25
Principal Financial Group Inc.	853	23
NYSE Euronext	828	23
Vornado Realty Trust	259	21
AvalonBay Communities Inc.	178	20
Boston Properties Inc.	234	20
Moody's Corp.	455	12
Weyerhaeuser Co.	666	11
Plum Creek Timber Co. Inc.	306	11
Health Care REIT Inc.	228	11
Federated Investors Inc. Class B	419	10
Janus Capital Group Inc.	846	9
* Leucadia National Corp.	340	9
Legg Mason Inc.	216	7
Apartment Investment & Management Co.	180	4
		1,770
Health Care (12.0%)
Johnson & Johnson	6,714	413
Merck & Co. Inc.	7,369	254
Abbott Laboratories	3,760	175
Medtronic Inc.	4,976	167
* Gilead Sciences Inc.	3,865	141
* Express Scripts Inc.	2,497	130
* Celgene Corp.	2,159	128
* Medco Health Solutions Inc.	2,000	123
* Amgen Inc.	2,297	121
UnitedHealth Group Inc.	2,949	108
Allergan Inc.	1,413	94
Bristol-Myers Squibb Co.	3,469	87
Eli Lilly & Co.	2,423	82
Stryker Corp.	1,567	78
* Biogen Idec Inc.	1,118	71
Baxter International Inc.	1,347	65

* Thermo Fisher Scientific Inc.	1,217	62
* St. Jude Medical Inc.	1,568	61
* Intuitive Surgical Inc.	180	47
CIGNA Corp.	1,255	46
* Zimmer Holdings Inc.	927	46
Becton Dickinson and Co.	558	43
* Hospira Inc.	767	43
* Life Technologies Corp.	844	42
* Genzyme Corp.	585	42
* Mylan Inc.	2,002	39
* Laboratory Corp. of America Holdings	472	39
* Varian Medical Systems Inc.	560	37
* Waters Corp.	423	32
* DaVita Inc.	447	32
* Cerner Corp.	328	29
* Watson Pharmaceuticals Inc.	575	28
* Forest Laboratories Inc.	855	27
CR Bard Inc.	245	21
Quest Diagnostics Inc.	398	20
DENTSPLY International Inc.	425	13
* Cephalon Inc.	153	10
Patterson Cos. Inc.	259	8
		3,004
Industrials (9.7%)
United Technologies Corp.	4,277	322
Caterpillar Inc.	2,901	245
Honeywell International Inc.	3,549	176
3M Co.	1,771	149
United Parcel Service Inc. Class B	2,095	147
Union Pacific Corp.	1,330	120
Danaher Corp.	2,458	106
Precision Castparts Corp.	656	91
Boeing Co.	1,313	84
Deere & Co.	1,071	80
Emerson Electric Co.	1,425	78
Illinois Tool Works Inc.	1,530	73
CSX Corp.	1,098	67
General Dynamics Corp.	965	64
Cummins Inc.	576	56
Goodrich Corp.	576	49
Norfolk Southern Corp.	729	44
Rockwell Collins Inc.	720	40
Tyco International Ltd.	1,059	40
ITT Corp.	846	39
Fastenal Co.	676	36
CH Robinson Worldwide Inc.	486	36
WW Grainger Inc.	275	34
* Stericycle Inc.	394	29
Flowserve Corp.	261	27
Expeditors International of Washington Inc.	504	27
Dover Corp.	452	25
Massey Energy Co.	468	23
Ingersoll-Rand plc	516	21
Roper Industries Inc.	270	20
Rockwell Automation Inc.	270	18
Dun & Bradstreet Corp.	234	18
Republic Services Inc. Class A	611	17

Iron Mountain Inc.	501	11
Pall Corp.	243	11
Equifax Inc.	288	10
Robert Half International Inc.	353	10
		2,443
Information Technology (31.9%)
* Apple Inc.	4,204	1,308
Microsoft Corp.	35,044	883
International Business Machines Corp.	5,805	821
* Google Inc. Class A	1,144	636
* Cisco Systems Inc.	26,267	503
Oracle Corp.	17,800	481
QUALCOMM Inc.	7,385	345
Hewlett-Packard Co.	7,204	302
Intel Corp.	11,278	238
* EMC Corp.	9,456	203
Visa Inc. Class A	2,286	169
* eBay Inc.	5,321	155
Corning Inc.	7,199	127
Texas Instruments Inc.	3,528	112
Mastercard Inc. Class A	444	105
Broadcom Corp. Class A	2,061	92
* Cognizant Technology Solutions Corp. Class A	1,384	90
* NetApp Inc.	1,639	84
* Juniper Networks Inc.	2,393	81
* Salesforce.com Inc.	540	75
* Adobe Systems Inc.	2,412	67
* Intuit Inc.	1,296	58
* Citrix Systems Inc.	865	57
Western Union Co.	3,043	54
* Yahoo! Inc.	3,285	52
Altera Corp.	1,407	49
Automatic Data Processing Inc.	1,002	45
* Akamai Technologies Inc.	837	44
* Symantec Corp.	2,436	41
Amphenol Corp. Class A	799	40
* Red Hat Inc.	866	38
* Autodesk Inc.	1,046	37
* BMC Software Inc.	821	36
* NVIDIA Corp.	2,635	36
* Western Digital Corp.	1,053	35
Linear Technology Corp.	1,033	34
* McAfee Inc.	704	33
Xilinx Inc.	1,188	32
* Teradata Corp.	765	31
* First Solar Inc.	248	30
* Agilent Technologies Inc.	796	28
Analog Devices Inc.	765	27
* SanDisk Corp.	601	27
Applied Materials Inc.	2,027	25
CA Inc.	1,053	24
Paychex Inc.	828	24
* Fiserv Inc.	416	23
* FLIR Systems Inc.	723	19
Computer Sciences Corp.	423	19
Harris Corp.	373	17
Microchip Technology Inc.	477	16

* Micron Technology Inc.	1,845	13
KLA-Tencor Corp.	342	13
* VeriSign Inc.	326	11
* Teradyne Inc.	835	10
* Advanced Micro Devices Inc.	1,329	10
* QLogic Corp.	506	9
* Electronic Arts Inc.	558	8
* LSI Corp.	1,419	8
* JDS Uniphase Corp.	650	8
National Semiconductor Corp.	495	7
* Monster Worldwide Inc.	288	7
* Novellus Systems Inc.	200	6
Total System Services Inc.	380	6
* Compuware Corp.	470	5
Tellabs Inc.	614	4
		8,033
Materials (4.7%)
Freeport-McMoRan Copper & Gold Inc.	2,167	220
Monsanto Co.	2,488	149
Newmont Mining Corp.	2,267	133
Praxair Inc.	1,410	130
EI du Pont de Nemours & Co.	2,248	106
Ecolab Inc.	1,071	51
Air Products & Chemicals Inc.	549	47
Cliffs Natural Resources Inc.	621	42
CF Industries Holdings Inc.	329	40
PPG Industries Inc.	504	39
Sigma-Aldrich Corp.	558	35
Nucor Corp.	882	33
FMC Corp.	333	26
International Paper Co.	1,024	26
MeadWestvaco Corp.	783	19
International Flavors & Fragrances Inc.	369	19
Ball Corp.	270	18
Allegheny Technologies Inc.	252	13
Sherwin-Williams Co.	171	13
Airgas Inc.	198	12
* Owens-Illinois Inc.	389	11
AK Steel Holding Corp.	306	4
		1,186
Telecommunication Services (1.9%)
AT&T Inc.	13,588	378
* American Tower Corp. Class A	1,847	93
Windstream Corp.	954	13
		484
Utilities (0.3%)
Exelon Corp.	1,152	46
* AES Corp.	1,872	20
* NRG Energy Inc.	722	14
		80
Total Common Stocks (Cost $23,955)		25,173

S&P 500 Growth Index Fund

Total Investments (100.0%) (Cost $23,955)	25,173
Other Assets and Liabilities-Net (0.0%)	3
Net Assets (100%)	25,176
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $23,955,000. Net unrealized appreciation of investment securities for tax purposes was $1,218,000, consisting of unrealized gains of $1,405,000 on securities that had risen in value since their purchase and $187,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P MidCap 400 Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (15.0%)
NetFlix Inc.	235	48
Chipotle Mexican Grill Inc. Class A	168	43
Dollar Tree Inc.	678	37
BorgWarner Inc.	615	37
Advance Auto Parts Inc.	456	30
Phillips-Van Heusen Corp.	353	24
PetSmart Inc.	632	24
NVR Inc.	32	20
Williams-Sonoma Inc.	574	19
Fossil Inc.	282	19
American Eagle Outfitters Inc.	1,038	17
Panera Bread Co. Class A	165	17
Tractor Supply Co.	388	16
LKQ Corp.	762	16
Dick's Sporting Goods Inc.	467	16
Guess? Inc.	337	16
Deckers Outdoor Corp.	206	16
Foot Locker Inc.	836	16
Mohawk Industries Inc.	300	16
Tupperware Brands Corp.	338	16
Gentex Corp.	744	16
J Crew Group Inc.	339	15
Sotheby's	358	14
Toll Brothers Inc.	777	14
Hanesbrands Inc.	510	14
WMS Industries Inc.	309	14
Aeropostale Inc.	490	13
Polaris Industries Inc.	178	13
Warnaco Group Inc.	236	13
DreamWorks Animation SKG Inc. Class A	380	12
Chico's FAS Inc.	954	11
Bally Technologies Inc.	286	11
Lamar Advertising Co. Class A	304	11
Under Armour Inc. Class A	186	11
Service Corp. International	1,310	11
John Wiley & Sons Inc. Class A	247	10
Brinker International Inc.	498	10
Strayer Education Inc.	74	10
Cheesecake Factory Inc.	315	10
Rent-A-Center Inc.	352	10
Saks Inc.	858	10
Dress Barn Inc.	367	9
Life Time Fitness Inc.	222	9
ITT Educational Services Inc.	146	9
AnnTaylor Stores Corp.	314	8
Wendy's/Arby's Group Inc. Class A	1,710	8
Aaron's Inc.	387	8
Thor Industries Inc.	227	7
Career Education Corp.	354	6

Collective Brands Inc.	346	6
Regis Corp.	306	5
Timberland Co. Class A	213	5
Matthews International Corp. Class A	162	5
Bob Evans Farms Inc.	162	5
MDC Holdings Inc.	202	5
KB Home	394	4
American Greetings Corp. Class A	210	4
99 Cents Only Stores	246	4
International Speedway Corp. Class A	162	4
Scholastic Corp.	123	3
Ryland Group Inc.	236	3
Barnes & Noble Inc.	212	3
Scientific Games Corp. Class A	334	3
Boyd Gaming Corp.	294	3
Harte-Hanks Inc.	204	3
Corinthian Colleges Inc.	470	2
Coldwater Creek Inc.	310	1
		848
Consumer Staples (3.7%)
Energizer Holdings Inc.	374	26
Church & Dwight Co. Inc.	378	25
Green Mountain Coffee Roasters Inc.	625	23
Hansen Natural Corp.	365	19
Ralcorp Holdings Inc.	292	18
Corn Products International Inc.	402	17
Alberto-Culver Co. Class B	458	17
Smithfield Foods Inc.	882	16
BJ's Wholesale Club Inc.	288	13
Flowers Foods Inc.	412	11
Ruddick Corp.	233	9
Lancaster Colony Corp.	104	5
Universal Corp.	128	5
Tootsie Roll Industries Inc.	129	4
		208
Energy (6.3%)
Newfield Exploration Co.	712	48
Cimarex Energy Co.	448	36
Pride International Inc.	938	29
Arch Coal Inc.	866	25
Plains Exploration & Production Co.	748	21
Forest Oil Corp.	616	21
Oceaneering International Inc.	287	20
Patterson-UTI Energy Inc.	820	16
Southern Union Co.	664	16
Dril-Quip Inc.	183	14
Superior Energy Services Inc.	420	14
Tidewater Inc.	276	14
Atwood Oceanics Inc.	302	11
Bill Barrett Corp.	245	9
Quicksilver Resources Inc.	636	9
Frontier Oil Corp.	564	9
Unit Corp.	210	8
Helix Energy Solutions Group Inc.	560	8
Exterran Holdings Inc.	336	8
Patriot Coal Corp.	426	7
Comstock Resources Inc.	252	6

Overseas Shipholding Group Inc.	142	5
		354
Financials (18.9%)
New York Community Bancorp Inc.	2,343	39
Macerich Co.	692	32
SL Green Realty Corp.	416	27
AMB Property Corp.	898	26
Federal Realty Investment Trust	328	25
Everest Re Group Ltd.	304	25
Affiliated Managers Group Inc.	272	24
Nationwide Health Properties Inc.	658	24
Rayonier Inc.	428	22
MSCI Inc. Class A	636	22
UDR Inc.	953	21
Realty Income Corp.	583	20
Reinsurance Group of America Inc. Class A	390	19
Alexandria Real Estate Equities Inc.	290	19
Liberty Property Trust	604	19
Eaton Vance Corp.	632	19
Camden Property Trust	363	19
Jones Lang LaSalle Inc.	230	18
Essex Property Trust Inc.	165	18
Old Republic International Corp.	1,408	18
Regency Centers Corp.	436	18
SEI Investments Co.	781	18
Cullen/Frost Bankers Inc.	324	17
WR Berkley Corp.	646	17
HCC Insurance Holdings Inc.	614	17
Transatlantic Holdings Inc.	338	17
Fidelity National Financial Inc. Class A	1,209	16
Jefferies Group Inc.	673	16
Arthur J Gallagher & Co.	571	16
Commerce Bancshares Inc.	405	15
Raymond James Financial Inc.	530	15
Senior Housing Properties Trust	680	15
Duke Realty Corp.	1,364	15
Weingarten Realty Investors	640	15
BRE Properties Inc.	345	15
Hospitality Properties Trust	658	15
Brown & Brown Inc.	619	14
Waddell & Reed Financial Inc. Class A	453	14
First Niagara Financial Group Inc.	1,116	14
Mack-Cali Realty Corp.	424	13
City National Corp.	247	13
American Financial Group Inc.	421	13
Corporate Office Properties Trust	352	12
Associated Banc-Corp	922	12
Highwoods Properties Inc.	382	12
Bank of Hawaii Corp.	256	11
Omega Healthcare Investors Inc.	519	11
Apollo Investment Corp.	1,034	11
Valley National Bancorp	858	11
Hanover Insurance Group Inc.	240	11
Protective Life Corp.	456	11
StanCorp Financial Group Inc.	252	11
Greenhill & Co. Inc.	135	10
FirstMerit Corp.	576	10

SVB Financial Group	222	10
TCF Financial Corp.	691	9
Fulton Financial Corp.	1,058	9
Washington Federal Inc.	600	9
Synovus Financial Corp.	4,178	8
Mercury General Corp.	190	8
Prosperity Bancshares Inc.	248	8
First American Financial Corp.	552	8
Westamerica Bancorporation	156	8
NewAlliance Bancshares Inc.	566	8
Potlatch Corp.	214	7
Trustmark Corp.	304	7
Unitrin Inc.	266	6
Webster Financial Corp.	356	6
Cathay General Bancorp	418	6
Astoria Financial Corp.	438	5
BancorpSouth Inc.	392	5
International Bancshares Corp.	276	5
Cousins Properties Inc.	542	4
Equity One Inc.	221	4
PacWest Bancorp	166	3
Wilmington Trust Corp.	486	2
		1,072
Health Care (10.7%)
Edwards Lifesciences Corp.	604	40
Vertex Pharmaceuticals Inc.	1,093	36
Henry Schein Inc.	488	28
Perrigo Co.	441	27
ResMed Inc.	819	26
Mettler-Toledo International Inc.	180	26
Hologic Inc.	1,382	23
Endo Pharmaceuticals Holdings Inc.	612	22
Universal Health Services Inc. Class B	518	21
Beckman Coulter Inc.	367	20
IDEXX Laboratories Inc.	308	20
Allscripts Healthcare Solutions Inc.	1,019	18
United Therapeutics Corp.	271	17
Community Health Systems Inc.	506	16
Pharmaceutical Product Development Inc.	632	16
Covance Inc.	346	16
Mednax Inc.	252	15
Omnicare Inc.	627	15
Health Net Inc.	517	14
Lincare Holdings Inc.	520	13
Gen-Probe Inc.	258	13
Hill-Rom Holdings Inc.	336	13
Kinetic Concepts Inc.	332	13
Health Management Associates Inc. Class A	1,336	12
Techne Corp.	198	12
STERIS Corp.	316	11
Teleflex Inc.	212	11
LifePoint Hospitals Inc.	287	10
Charles River Laboratories International Inc.	314	10
VCA Antech Inc.	458	10
Bio-Rad Laboratories Inc. Class A	104	10
Masimo Corp.	313	10
Owens & Minor Inc.	336	10

Medicis Pharmaceutical Corp. Class A	327	9
Thoratec Corp.	320	8
Immucor Inc.	372	7
WellCare Health Plans Inc.	226	6
Kindred Healthcare Inc.	210	3
		607
Industrials (15.7%)
Joy Global Inc.	550	42
Bucyrus International Inc. Class A	432	39
AMETEK Inc.	568	34
Kansas City Southern	556	26
Manpower Inc.	445	25
KBR Inc.	829	22
AGCO Corp.	496	22
Donaldson Co. Inc.	405	22
BE Aerospace Inc.	546	19
Timken Co.	438	19
Gardner Denver Inc.	280	18
Hubbell Inc. Class B	320	18
URS Corp.	456	18
JB Hunt Transport Services Inc.	483	18
SPX Corp.	266	18
Pentair Inc.	526	17
Aecom Technology Corp.	633	16
IDEX Corp.	434	16
Waste Connections Inc.	621	16
Baldor Electric Co.	249	16
Kennametal Inc.	436	15
Nordson Corp.	182	15
Shaw Group Inc.	450	14
Oshkosh Corp.	495	14
MSC Industrial Direct Co. Class A	236	14
Corrections Corp. of America	586	14
Terex Corp.	580	14
Lincoln Electric Holdings Inc.	228	14
Copart Inc.	381	14
Alliant Techsystems Inc.	176	13
Kirby Corp.	288	13
Regal-Beloit Corp.	206	13
Acuity Brands Inc.	232	13
Thomas & Betts Corp.	277	12
Towers Watson & Co. Class A	241	12
Carlisle Cos. Inc.	324	12
Wabtec Corp.	256	12
Graco Inc.	324	12
Woodward Governor Co.	320	11
Lennox International Inc.	242	11
Alaska Air Group Inc.	190	10
Harsco Corp.	430	10
Con-way Inc.	288	10
Trinity Industries Inc.	422	10
Landstar System Inc.	268	10
Crane Co.	246	9
Valmont Industries Inc.	114	9
Clean Harbors Inc.	122	9
Watsco Inc.	148	9
FTI Consulting Inc.	250	9

GATX Corp.	248	8
Alexander & Baldwin Inc.	220	8
JetBlue Airways Corp.	1,069	7
Herman Miller Inc.	304	7
HNI Corp.	242	6
United Rentals Inc.	322	6
Corporate Executive Board Co.	182	6
Brink's Co.	256	6
Rollins Inc.	225	6
Deluxe Corp.	274	6
AirTran Holdings Inc.	722	5
Werner Enterprises Inc.	236	5
Mine Safety Appliances Co.	162	5
Granite Construction Inc.	180	5
Korn/Ferry International	246	4
Navigant Consulting Inc.	270	2
		890
Information Technology (16.3%)
F5 Networks Inc.	433	57
Cree Inc.	584	38
Rovi Corp.	554	31
Lam Research Corp.	671	30
Riverbed Technology Inc.	758	26
Atmel Corp.	2,458	26
Avnet Inc.	810	25
Skyworks Solutions Inc.	969	25
Trimble Navigation Ltd.	646	24
ANSYS Inc.	493	24
Factset Research Systems Inc.	246	22
Informatica Corp.	503	21
Synopsys Inc.	790	20
Arrow Electronics Inc.	625	19
Equinix Inc.	242	19
MICROS Systems Inc.	428	19
Solera Holdings Inc.	374	18
Alliance Data Systems Corp.	279	18
Global Payments Inc.	423	18
TIBCO Software Inc.	870	17
Polycom Inc.	454	17
CommScope Inc.	504	16
Lender Processing Services Inc.	494	15
Ingram Micro Inc.	836	15
Rackspace Hosting Inc.	510	15
Broadridge Financial Solutions Inc.	676	14
AOL Inc.	570	14
Parametric Technology Corp.	620	13
Vishay Intertechnology Inc.	886	13
Jack Henry & Associates Inc.	456	12
Gartner Inc.	385	12
NCR Corp.	856	12
Itron Inc.	216	12
Cadence Design Systems Inc.	1,413	11
Diebold Inc.	352	11
Zebra Technologies Corp.	300	11
Tech Data Corp.	247	11
National Instruments Corp.	318	11
International Rectifier Corp.	378	11

ADTRAN Inc.	333	10
NeuStar Inc. Class A	400	10
RF Micro Devices Inc.	1,446	10
CoreLogic Inc.	556	10
Silicon Laboratories Inc.	236	10
Fairchild Semiconductor International Inc. Class A	670	9
Plantronics Inc.	253	9
Convergys Corp.	660	8
Intersil Corp. Class A	660	8
Quest Software Inc.	330	8
DST Systems Inc.	191	8
Digital River Inc.	212	8
Semtech Corp.	330	8
Ciena Corp.	494	7
Acxiom Corp.	426	7
ValueClick Inc.	434	7
ADC Telecommunications Inc.	518	7
Mentor Graphics Corp.	570	6
Integrated Device Technology Inc.	866	6
Fair Isaac Corp.	222	5
Mantech International Corp. Class A	120	5
ACI Worldwide Inc.	182	5
SRA International Inc. Class A	230	5
Advent Software Inc.	84	4
		923
Materials (6.5%)
Lubrizol Corp.	363	38
Albemarle Corp.	488	26
Ashland Inc.	418	21
Martin Marietta Materials Inc.	242	20
Steel Dynamics Inc.	1,156	18
Sonoco Products Co.	536	18
Reliance Steel & Aluminum Co.	395	18
Valspar Corp.	522	17
Aptargroup Inc.	362	17
RPM International Inc.	692	14
Packaging Corp. of America	550	14
Scotts Miracle-Gro Co. Class A	252	13
Cytec Industries Inc.	262	12
Cabot Corp.	348	12
Temple-Inland Inc.	574	12
Rock-Tenn Co. Class A	208	11
Greif Inc. Class A	165	10
Commercial Metals Co.	610	9
Sensient Technologies Corp.	264	9
Silgan Holdings Inc.	257	9
Carpenter Technology Corp.	234	9
Olin Corp.	420	8
Intrepid Potash Inc.	240	7
NewMarket Corp.	52	7
Minerals Technologies Inc.	100	6
Louisiana-Pacific Corp.	676	6
Worthington Industries Inc.	304	5
		366
Telecommunication Services (0.8%)
Telephone & Data Systems Inc.	490	18
tw telecom inc Class A	810	13

Syniverse Holdings Inc.		372	11
Cincinnati Bell Inc.		1,074	3
			45
Utilities (6.0%)
National Fuel Gas Co.		438	28
OGE Energy Corp.		518	23
NSTAR		550	23
Alliant Energy Corp.		592	21
MDU Resources Group Inc.		1,004	21
UGI Corp.		582	17
NV Energy Inc.		1,254	17
Energen Corp.		384	17
DPL Inc.		634	16
Aqua America Inc.		730	16
Questar Corp.		934	16
AGL Resources Inc.		416	15
Westar Energy Inc.		590	15
Atmos Energy Corp.		478	14
Great Plains Energy Inc.		724	13
Vectren Corp.		434	11
Hawaiian Electric Industries Inc.		498	11
Cleco Corp.		324	10
WGL Holdings Inc.		270	10
IDACORP Inc.		256	9
Black Hills Corp.		210	6
PNM Resources Inc.		462	6
Dynegy Inc. Class A		540	3
			338
Total Common Stocks (Cost $5,011)			5,651
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $2)	0.216%	1,724	2

Total Investments (99.9%) (Cost $5,013)			5,653
Other Assets and Liabilities-Net (0.1%)			4
Net Assets (100%)			5,657
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $5,013,000. Net unrealized appreciation of investment securities for tax purposes was $640,000 consisting of unrealized gains of $682,000 on securities that had risen in value since their purchase and $42,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P MidCap 400 Growth Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (19.3%)
* NetFlix Inc.	462	95
* Chipotle Mexican Grill Inc. Class A	331	86
* Dollar Tree Inc.	1,348	74
Williams-Sonoma Inc.	1,149	38
* Fossil Inc.	563	38
* Panera Bread Co. Class A	334	34
* LKQ Corp.	1,516	33
Phillips-Van Heusen Corp.	479	33
PetSmart Inc.	854	32
Guess? Inc.	671	32
* Deckers Outdoor Corp.	409	31
Gentex Corp.	1,492	31
Advance Auto Parts Inc.	473	31
Tupperware Brands Corp.	667	31
* J Crew Group Inc.	674	29
Sotheby's	710	28
* WMS Industries Inc.	616	27
* Aeropostale Inc.	980	27
Polaris Industries Inc.	354	26
* Warnaco Group Inc.	475	26
American Eagle Outfitters Inc.	1,431	24
* DreamWorks Animation SKG Inc. Class A	758	24
Chico's FAS Inc.	1,913	23
* Bally Technologies Inc.	570	22
* Lamar Advertising Co. Class A	606	22
Tractor Supply Co.	507	22
* Under Armour Inc. Class A	371	21
Strayer Education Inc.	148	20
* Dick's Sporting Goods Inc.	586	20
* Cheesecake Factory Inc.	629	20
* Dress Barn Inc.	731	18
* Life Time Fitness Inc.	446	18
* ITT Educational Services Inc.	291	17
Service Corp. International	1,487	12
John Wiley & Sons Inc. Class A	286	12
* Collective Brands Inc.	681	12
* Hanesbrands Inc.	410	11
* AnnTaylor Stores Corp.	358	10
* Career Education Corp.	249	4
American Greetings Corp. Class A	170	3
KB Home	209	2
* Scientific Games Corp. Class A	274	2
* Corinthian Colleges Inc.	379	2
		1,123
Consumer Staples (2.7%)
* Green Mountain Coffee Roasters Inc.	1,230	46
* Hansen Natural Corp.	737	39
* Energizer Holdings Inc.	322	23

Church & Dwight Co. Inc.	338	22
Alberto-Culver Co. Class B	284	11
Flowers Foods Inc.	340	9
Lancaster Colony Corp.	106	5
Tootsie Roll Industries Inc.	96	2
		157
Energy (7.4%)
* Newfield Exploration Co.	1,423	95
* Plains Exploration & Production Co.	1,483	42
* Oceaneering International Inc.	574	40
* Pride International Inc.	1,152	36
Cimarex Energy Co.	412	33
* Dril-Quip Inc.	365	28
* Superior Energy Services Inc.	840	28
* Atwood Oceanics Inc.	592	21
* Bill Barrett Corp.	487	19
* Forest Oil Corp.	541	18
* Quicksilver Resources Inc.	1,242	18
Tidewater Inc.	348	17
Southern Union Co.	719	17
* Helix Energy Solutions Group Inc.	581	8
* Comstock Resources Inc.	268	7
		427
Financials (11.9%)
SL Green Realty Corp.	830	54
* Affiliated Managers Group Inc.	542	47
Macerich Co.	965	45
* MSCI Inc. Class A	1,248	43
Eaton Vance Corp.	1,250	37
Jones Lang LaSalle Inc.	452	36
SEI Investments Co.	1,558	35
Waddell & Reed Financial Inc. Class A	904	28
Nationwide Health Properties Inc.	747	27
Federal Realty Investment Trust	302	23
Realty Income Corp.	601	20
Rayonier Inc.	339	17
Alexandria Real Estate Equities Inc.	254	17
Camden Property Trust	305	16
Liberty Property Trust	483	15
Essex Property Trust Inc.	127	14
Jefferies Group Inc.	560	14
UDR Inc.	589	13
Transatlantic Holdings Inc.	249	13
Corporate Office Properties Trust	371	13
Regency Centers Corp.	306	12
Omega Healthcare Investors Inc.	584	12
Mack-Cali Realty Corp.	382	12
BRE Properties Inc.	270	12
Greenhill & Co. Inc.	153	11
Commerce Bancshares Inc.	297	11
Senior Housing Properties Trust	490	11
Arthur J Gallagher & Co.	386	11
Brown & Brown Inc.	443	10
Highwoods Properties Inc.	314	10
Bank of Hawaii Corp.	209	9
* SVB Financial Group	192	9
First American Financial Corp.	607	9

Prosperity Bancshares Inc.	254	8
Apollo Investment Corp.	684	7
Westamerica Bancorporation	112	6
Potlatch Corp.	158	5
PacWest Bancorp	121	2
		694
Health Care (14.3%)
* Edwards Lifesciences Corp.	1,207	80
Perrigo Co.	875	53
* Mettler-Toledo International Inc.	354	51
* ResMed Inc.	1,606	51
* IDEXX Laboratories Inc.	618	40
* Allscripts Healthcare Solutions Inc.	2,024	35
* Vertex Pharmaceuticals Inc.	1,051	35
* United Therapeutics Corp.	533	33
* Community Health Systems Inc.	999	32
* Mednax Inc.	503	31
* Covance Inc.	685	31
* Henry Schein Inc.	503	29
* Endo Pharmaceuticals Holdings Inc.	769	28
Lincare Holdings Inc.	1,038	27
* Kinetic Concepts Inc.	661	26
Beckman Coulter Inc.	431	24
Universal Health Services Inc. Class B	565	23
Masimo Corp.	622	19
* Hologic Inc.	1,166	19
Medicis Pharmaceutical Corp. Class A	637	17
* Thoratec Corp.	626	16
* Health Management Associates Inc. Class A	1,770	16
* Gen-Probe Inc.	293	15
Techne Corp.	219	13
Pharmaceutical Product Development Inc.	520	13
* WellCare Health Plans Inc.	454	13
* VCA Antech Inc.	571	12
* Bio-Rad Laboratories Inc. Class A	128	12
STERIS Corp.	309	11
* Charles River Laboratories International Inc.	273	9
Hill-Rom Holdings Inc.	201	8
* Immucor Inc.	405	7
		829
Industrials (14.3%)
Joy Global Inc.	1,099	84
Bucyrus International Inc. Class A	860	77
AMETEK Inc.	1,131	67
* BE Aerospace Inc.	1,085	38
Gardner Denver Inc.	554	36
JB Hunt Transport Services Inc.	952	35
Baldor Electric Co.	506	32
Nordson Corp.	359	28
* Oshkosh Corp.	959	27
* Copart Inc.	760	27
* Kirby Corp.	570	25
* Thomas & Betts Corp.	553	25
Hubbell Inc. Class B	424	24
SPX Corp.	336	22
Donaldson Co. Inc.	395	21
Valmont Industries Inc.	226	18

Waste Connections Inc.	685	18
IDEX Corp.	470	18
* FTI Consulting Inc.	494	18
* Corrections Corp. of America	642	15
Lincoln Electric Holdings Inc.	251	15
MSC Industrial Direct Co. Class A	246	15
Regal-Beloit Corp.	242	15
* Alliant Techsystems Inc.	198	15
Woodward Governor Co.	422	14
Graco Inc.	363	13
Carlisle Cos. Inc.	347	13
Corporate Executive Board Co.	366	13
Wabtec Corp.	273	13
Crane Co.	319	12
Lennox International Inc.	188	8
Landstar System Inc.	215	8
Watsco Inc.	121	7
HNI Corp.	263	7
Rollins Inc.	224	6
* United Rentals Inc.	188	4
		833
Information Technology (22.0%)
* F5 Networks Inc.	856	113
* Cree Inc.	1,148	75
* Rovi Corp.	1,095	60
* Riverbed Technology Inc.	1,508	51
* Skyworks Solutions Inc.	1,892	48
* ANSYS Inc.	963	47
Factset Research Systems Inc.	491	44
* Informatica Corp.	981	40
* Equinix Inc.	486	38
* MICROS Systems Inc.	847	37
Solera Holdings Inc.	742	36
* Alliance Data Systems Corp.	564	36
Global Payments Inc.	855	35
* TIBCO Software Inc.	1,736	34
* Polycom Inc.	902	33
* CommScope Inc.	1,010	32
Lender Processing Services Inc.	1,000	31
* Rackspace Hosting Inc.	1,031	30
Broadridge Financial Solutions Inc.	1,362	28
* Trimble Navigation Ltd.	744	28
* Lam Research Corp.	565	26
* Gartner Inc.	768	25
* Itron Inc.	428	24
* Synopsys Inc.	869	22
National Instruments Corp.	623	21
* NeuStar Inc. Class A	803	21
* Atmel Corp.	1,974	20
* Silicon Laboratories Inc.	471	20
* Semtech Corp.	659	15
* AOL Inc.	606	15
Jack Henry & Associates Inc.	529	14
* ValueClick Inc.	869	13
* Zebra Technologies Corp.	353	13
* Fairchild Semiconductor International Inc. Class A	850	12
ADTRAN Inc.	364	11

* RF Micro Devices Inc.	1,591	11
* Digital River Inc.	292	11
* Parametric Technology Corp.	498	11
* Cadence Design Systems Inc.	1,351	11
* Ciena Corp.	672	10
* Quest Software Inc.	398	10
* Advent Software Inc.	167	9
* Vishay Intertechnology Inc.	599	9
Plantronics Inc.	237	8
Intersil Corp. Class A	649	8
DST Systems Inc.	171	7
* International Rectifier Corp.	227	6
* Mantech International Corp. Class A	140	6
* Integrated Device Technology Inc.	774	5
* ADC Telecommunications Inc.	365	5
* ACI Worldwide Inc.	148	4
		1,279
Materials (5.7%)
Lubrizol Corp.	718	75
Steel Dynamics Inc.	2,297	37
Reliance Steel & Aluminum Co.	788	35
Albemarle Corp.	608	33
Greif Inc. Class A	329	19
Aptargroup Inc.	413	19
Martin Marietta Materials Inc.	194	16
RPM International Inc.	694	14
Packaging Corp. of America	552	14
Temple-Inland Inc.	669	14
NewMarket Corp.	104	13
Rock-Tenn Co. Class A	239	13
Scotts Miracle-Gro Co. Class A	213	11
Silgan Holdings Inc.	259	9
* Intrepid Potash Inc.	281	9
		331
Telecommunication Services (0.9%)
* tw telecom inc Class A	1,630	27
* Syniverse Holdings Inc.	733	22
* Cincinnati Bell Inc.	1,421	4
		53
Utilities (1.5%)
National Fuel Gas Co.	350	22
Energen Corp.	494	22
DPL Inc.	768	19
Questar Corp.	880	15
Aqua America Inc.	512	11
		89
Total Common Stocks (Cost $5,107)		5,815
Total Investments (100.0%) (Cost $5,107)		5,815
Other Assets and Liabilities-Net (0.0%)		(1)
Net Assets (100%)		5,814
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

S&P MidCap 400 Growth Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $5,107,000. Net unrealized appreciation of investment securities for tax purposes was $708,000, consisting of unrealized gains of $755,000 on securities that had risen in value since their purchase and $47,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P MidCap 400 Value Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.4%)
* BorgWarner Inc.	2,768	167
* NVR Inc.	142	88
* Mohawk Industries Inc.	1,365	72
Foot Locker Inc.	3,783	71
Advance Auto Parts Inc.	962	63
* Toll Brothers Inc.	3,484	63
Brinker International Inc.	2,249	46
Rent-A-Center Inc.	1,597	44
* Saks Inc.	3,879	43
* Hanesbrands Inc.	1,393	38
Wendy's/Arby's Group Inc. Class A	7,803	37
Aaron's Inc.	1,770	35
Phillips-Van Heusen Corp.	513	35
PetSmart Inc.	918	35
Thor Industries Inc.	1,026	30
* Dick's Sporting Goods Inc.	789	27
Tractor Supply Co.	600	25
Regis Corp.	1,397	25
American Eagle Outfitters Inc.	1,478	24
* Timberland Co. Class A	977	24
Matthews International Corp. Class A	723	24
MDC Holdings Inc.	921	23
Bob Evans Farms Inc.	738	23
Service Corp. International	2,561	21
John Wiley & Sons Inc. Class A	473	20
* Career Education Corp.	1,029	18
* 99 Cents Only Stores	1,134	18
International Speedway Corp. Class A	711	17
* AnnTaylor Stores Corp.	617	17
Scholastic Corp.	578	16
Ryland Group Inc.	1,054	15
KB Home	1,297	15
Barnes & Noble Inc.	929	13
* Boyd Gaming Corp.	1,361	12
American Greetings Corp. Class A	583	12
Harte-Hanks Inc.	924	12
* Scientific Games Corp. Class A	940	8
* Corinthian Colleges Inc.	1,279	5
* Coldwater Creek Inc.	1,422	5
		1,286
Consumer Staples (4.7%)
* Ralcorp Holdings Inc.	1,329	82
Corn Products International Inc.	1,827	79
* Smithfield Foods Inc.	4,033	71
* Energizer Holdings Inc.	971	68
Church & Dwight Co. Inc.	945	62
* BJ's Wholesale Club Inc.	1,321	60
Alberto-Culver Co. Class B	1,429	53

Ruddick Corp.	1,025	38
Flowers Foods Inc.	1,089	29
Universal Corp.	587	24
Lancaster Colony Corp.	231	12
Tootsie Roll Industries Inc.	375	10
		588
Energy (5.1%)
Arch Coal Inc.	3,943	115
Cimarex Energy Co.	1,101	89
Patterson-UTI Energy Inc.	3,730	74
* Forest Oil Corp.	1,513	52
* Pride International Inc.	1,620	50
Frontier Oil Corp.	2,561	40
* Unit Corp.	961	38
* Exterran Holdings Inc.	1,534	35
Southern Union Co.	1,390	33
* Patriot Coal Corp.	1,924	31
Overseas Shipholding Group Inc.	653	23
Tidewater Inc.	448	22
* Helix Energy Solutions Group Inc.	1,229	17
* Comstock Resources Inc.	539	13
		632
Financials (26.5%)
New York Community Bancorp Inc.	10,560	177
AMB Property Corp.	4,072	119
Everest Re Group Ltd.	1,365	114
Reinsurance Group of America Inc. Class A	1,776	89
Old Republic International Corp.	6,280	80
WR Berkley Corp.	2,954	79
Cullen/Frost Bankers Inc.	1,468	79
HCC Insurance Holdings Inc.	2,788	78
Fidelity National Financial Inc. Class A	5,516	74
Raymond James Financial Inc.	2,418	69
Weingarten Realty Investors	2,922	69
Duke Realty Corp.	6,111	68
UDR Inc.	3,005	67
Hospitality Properties Trust	2,998	66
First Niagara Financial Group Inc.	5,079	63
Federal Realty Investment Trust	806	62
City National Corp.	1,126	61
Rayonier Inc.	1,165	59
American Financial Group Inc.	1,919	59
Associated Banc-Corp	4,196	54
Regency Centers Corp.	1,295	53
Liberty Property Trust	1,657	52
Valley National Bancorp	3,917	50
Alexandria Real Estate Equities Inc.	741	49
Transatlantic Holdings Inc.	975	49
Hanover Insurance Group Inc.	1,087	49
Protective Life Corp.	2,069	49
Essex Property Trust Inc.	439	49
Camden Property Trust	940	48
StanCorp Financial Group Inc.	1,134	47
Nationwide Health Properties Inc.	1,296	47
Arthur J Gallagher & Co.	1,660	47
FirstMerit Corp.	2,649	46
Senior Housing Properties Trust	1,978	44

Macerich Co.	945	44
Realty Income Corp.	1,277	43
Commerce Bancshares Inc.	1,117	42
Fulton Financial Corp.	4,843	42
TCF Financial Corp.	3,071	42
Brown & Brown Inc.	1,805	41
Jefferies Group Inc.	1,701	41
BRE Properties Inc.	945	41
Washington Federal Inc.	2,712	40
Synovus Financial Corp.	18,994	39
Mercury General Corp.	865	37
NewAlliance Bancshares Inc.	2,550	34
Mack-Cali Realty Corp.	1,063	34
Apollo Investment Corp.	3,162	33
Highwoods Properties Inc.	1,024	31
Bank of Hawaii Corp.	689	30
Trustmark Corp.	1,380	29
Unitrin Inc.	1,214	29
Webster Financial Corp.	1,608	27
* SVB Financial Group	581	26
Cathay General Bancorp	1,906	26
Corporate Office Properties Trust	751	25
Astoria Financial Corp.	2,007	24
BancorpSouth Inc.	1,783	23
Westamerica Bancorporation	454	22
International Bancshares Corp.	1,285	22
Omega Healthcare Investors Inc.	989	21
Greenhill & Co. Inc.	265	20
Potlatch Corp.	612	19
Cousins Properties Inc.	2,461	18
Prosperity Bancshares Inc.	553	18
Equity One Inc.	1,011	18
First American Financial Corp.	1,138	16
Wilmington Trust Corp.	2,203	9
PacWest Bancorp	481	8
		3,279
Health Care (6.9%)
* Vertex Pharmaceuticals Inc.	2,503	83
Omnicare Inc.	2,872	66
* Health Net Inc.	2,358	64
* Henry Schein Inc.	1,064	61
* Hologic Inc.	3,652	60
Teleflex Inc.	969	48
* LifePoint Hospitals Inc.	1,316	48
Universal Health Services Inc. Class B	1,060	44
Owens & Minor Inc.	1,534	43
Hill-Rom Holdings Inc.	1,076	43
Pharmaceutical Product Development Inc.	1,704	42
Beckman Coulter Inc.	687	38
* Endo Pharmaceuticals Holdings Inc.	1,030	37
* Gen-Probe Inc.	508	26
* Charles River Laboratories International Inc.	796	26
STERIS Corp.	738	25
Techne Corp.	396	24
* Health Management Associates Inc. Class A	2,051	18
* VCA Antech Inc.	796	17
* Bio-Rad Laboratories Inc. Class A	178	17

* Kindred Healthcare Inc.	967	16
* Immucor Inc.	770	14
		860
Industrials (17.3%)
* Kansas City Southern	2,482	118
Manpower Inc.	1,990	112
KBR Inc.	3,791	103
* AGCO Corp.	2,251	102
Timken Co.	1,952	85
* URS Corp.	2,034	80
Pentair Inc.	2,396	79
* Aecom Technology Corp.	2,815	73
Kennametal Inc.	1,983	67
* Shaw Group Inc.	2,047	66
* Terex Corp.	2,630	64
Acuity Brands Inc.	1,056	57
Towers Watson & Co. Class A	1,099	55
Donaldson Co. Inc.	943	51
* Alaska Air Group Inc.	870	48
Harsco Corp.	1,943	47
Con-way Inc.	1,318	45
Trinity Industries Inc.	1,936	44
* Clean Harbors Inc.	554	41
GATX Corp.	1,124	37
Alexander & Baldwin Inc.	1,000	35
IDEX Corp.	912	34
* JetBlue Airways Corp.	4,866	33
Waste Connections Inc.	1,234	32
MSC Industrial Direct Co. Class A	521	31
Herman Miller Inc.	1,385	30
Lennox International Inc.	675	30
SPX Corp.	448	29
* Corrections Corp. of America	1,207	29
Lincoln Electric Holdings Inc.	464	29
Brink's Co.	1,139	28
Hubbell Inc. Class B	481	27
Deluxe Corp.	1,247	26
* Alliant Techsystems Inc.	355	26
Landstar System Inc.	726	26
Carlisle Cos. Inc.	694	25
Wabtec Corp.	546	25
* AirTran Holdings Inc.	3,252	24
Watsco Inc.	398	24
Regal-Beloit Corp.	384	23
Werner Enterprises Inc.	1,082	23
Graco Inc.	629	23
Mine Safety Appliances Co.	749	22
Granite Construction Inc.	826	21
* United Rentals Inc.	1,051	21
* Korn/Ferry International	1,124	20
Woodward Governor Co.	454	15
Crane Co.	389	15
Rollins Inc.	515	14
HNI Corp.	503	13
* Navigant Consulting Inc.	1,195	10
		2,137

Information Technology (10.3%)
* Avnet Inc.	3,674	113
* Arrow Electronics Inc.	2,858	89
* Lam Research Corp.	1,713	78
* Atmel Corp.	6,690	69
* Ingram Micro Inc.	3,794	68
* NCR Corp.	3,874	56
Diebold Inc.	1,592	50
* Tech Data Corp.	1,132	50
CoreLogic Inc.	2,527	46
* Trimble Navigation Ltd.	1,187	44
* Synopsys Inc.	1,623	42
* Convergys Corp.	3,022	39
* Vishay Intertechnology Inc.	2,644	38
* Parametric Technology Corp.	1,672	36
* International Rectifier Corp.	1,197	34
* Acxiom Corp.	1,950	33
* Mentor Graphics Corp.	2,653	30
* AOL Inc.	1,214	29
* Cadence Design Systems Inc.	3,356	26
Jack Henry & Associates Inc.	876	24
Fair Isaac Corp.	1,013	24
Plantronics Inc.	614	22
ADTRAN Inc.	685	21
* RF Micro Devices Inc.	2,962	21
DST Systems Inc.	481	21
* Zebra Technologies Corp.	563	20
* SRA International Inc. Class A	1,032	20
Intersil Corp. Class A	1,533	19
* ADC Telecommunications Inc.	1,531	19
* Fairchild Semiconductor International Inc. Class A	1,120	16
* Quest Software Inc.	597	15
* Integrated Device Technology Inc.	2,124	14
* ACI Worldwide Inc.	486	12
* Ciena Corp.	727	11
* Digital River Inc.	298	11
* Mantech International Corp. Class A	230	9
		1,269
Materials (7.3%)
Ashland Inc.	1,911	97
Sonoco Products Co.	2,443	80
Valspar Corp.	2,383	79
Cytec Industries Inc.	1,187	57
Cabot Corp.	1,582	57
Martin Marietta Materials Inc.	661	56
Albemarle Corp.	818	44
Commercial Metals Co.	2,776	43
Sensient Technologies Corp.	1,203	41
Carpenter Technology Corp.	1,064	39
Olin Corp.	1,917	35
Packaging Corp. of America	1,258	32
RPM International Inc.	1,563	32
Scotts Miracle-Gro Co. Class A	628	31
Aptargroup Inc.	686	31
Minerals Technologies Inc.	448	27
* Louisiana-Pacific Corp.	3,124	26
Temple-Inland Inc.	1,099	23

Worthington Industries Inc.	1,391	22
Rock-Tenn Co. Class A	406	22
Silgan Holdings Inc.	594	20
*	Intrepid Potash Inc.	430	13
907
Telecommunication Services (0.7%)
Telephone & Data Systems Inc.	2,239	80
*	Cincinnati Bell Inc.	1,662	4
84
Utilities (10.8%)
OGE Energy Corp.	2,358	105
NSTAR	2,507	104
Alliant Energy Corp.	2,688	98
MDU Resources Group Inc.	4,559	93
UGI Corp.	2,669	79
NV Energy Inc.	5,712	78
National Fuel Gas Co.	1,190	75
AGL Resources Inc.	1,892	69
Westar Energy Inc.	2,686	67
Atmos Energy Corp.	2,176	65
Great Plains Energy Inc.	3,281	61
Vectren Corp.	1,973	51
Hawaiian Electric Industries Inc.	2,267	50
Aqua America Inc.	2,166	47
WGL Holdings Inc.	1,234	45
Cleco Corp.	1,470	45
IDACORP Inc.	1,169	42
Questar Corp.	2,255	37
Black Hills Corp.	950	29
DPL Inc.	1,126	29
Energen Corp.	611	27
PNM Resources Inc.	2,084	25
*	Dynegy Inc. Class A	2,458	12
1,333
Total Common Stocks (Cost $12,126)	12,375
Market
Value
Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund (Cost $6)	0.216%	5,632	6

Total Investments (100.0%) (Cost $12,132)	12,381
Other Assets and Liabilities-Net (0.0%)	(2)
Net Assets (100%)	12,379
*	Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $12,132,000. Net unrealized appreciation of investment securities for tax purposes was $249,000, consisting of unrealized gains of $415,000 on securities that had risen in value since their purchase and $166,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P SmallCap 600 Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.1%)
* Coinstar Inc.	416	27
* Carter's Inc.	755	24
* Live Nation Entertainment Inc.	1,904	21
Wolverine World Wide Inc.	623	20
Men's Wearhouse Inc.	674	19
* CROCS Inc.	1,079	19
* OfficeMax Inc.	1,087	19
* Childrens Place Retail Stores Inc.	348	18
Brunswick Corp.	1,130	18
* Iconix Brand Group Inc.	927	17
* Jo-Ann Stores Inc.	347	17
Cracker Barrel Old Country Store Inc.	302	16
* JOS A Bank Clothiers Inc.	352	16
Hillenbrand Inc.	795	15
PF Chang's China Bistro Inc.	297	15
* Jack in the Box Inc.	705	14
* HSN Inc.	479	14
Pool Corp.	619	13
* Steven Madden Ltd.	286	13
Buckle Inc.	324	12
* Texas Roadhouse Inc. Class A	721	12
Monro Muffler Brake Inc.	249	12
* Hibbett Sports Inc.	355	12
Finish Line Inc. Class A	675	12
* Genesco Inc.	301	12
* Cabela's Inc.	518	12
Group 1 Automotive Inc.	296	11
* Capella Education Co.	208	11
* Buffalo Wild Wings Inc.	227	11
Cato Corp. Class A	366	10
* Ruby Tuesday Inc.	810	10
* BJ's Restaurants Inc.	279	10
* DineEquity Inc.	191	10
* Pinnacle Entertainment Inc.	760	10
* CEC Entertainment Inc.	267	10
Arbitron Inc.	335	10
* Skechers U.S.A. Inc. Class A	418	10
* Helen of Troy Ltd.	380	9
* Blue Nile Inc.	177	9
* Liz Claiborne Inc.	1,186	9
* Interval Leisure Group Inc.	500	8
* Zumiez Inc.	259	8
PEP Boys-Manny Moe & Jack	652	8
* Pre-Paid Legal Services Inc.	124	8
* American Public Education Inc.	231	8
* Maidenform Brands Inc.	287	8
Brown Shoe Co. Inc.	544	8
* Meritage Homes Corp.	403	8
National Presto Industries Inc.	65	8

* Shuffle Master Inc.	672	7
* Sonic Corp.	767	7
* True Religion Apparel Inc.	319	7
Stage Stores Inc.	468	7
* Biglari Holdings Inc.	18	7
NutriSystem Inc.	337	7
* Quiksilver Inc.	1,617	7
* Lumber Liquidators Holdings Inc.	290	7
* Jakks Pacific Inc.	351	7
* Papa John's International Inc.	254	7
Fred's Inc. Class A	492	6
Callaway Golf Co.	807	6
* Peet's Coffee & Tea Inc.	159	6
* RC2 Corp.	269	6
Ethan Allen Interiors Inc.	357	6
Superior Industries International Inc.	291	6
* Sonic Automotive Inc. Class A	438	5
Universal Technical Institute Inc.	257	5
* California Pizza Kitchen Inc.	309	5
PetMed Express Inc.	289	5
* La-Z-Boy Inc.	646	5
* Drew Industries Inc.	237	5
* Universal Electronics Inc.	172	5
* Standard Pacific Corp.	1,244	4
Oxford Industries Inc.	174	4
* K-Swiss Inc. Class A	339	4
Sturm Ruger & Co. Inc.	239	4
* Winnebago Industries Inc.	364	4
Volcom Inc.	211	4
Big 5 Sporting Goods Corp.	273	4
* Red Robin Gourmet Burgers Inc.	195	4
Lithia Motors Inc. Class A	267	3
* EW Scripps Co. Class A	379	3
HOT Topic Inc.	558	3
Marcus Corp.	263	3
* Perry Ellis International Inc.	123	3
* Stein Mart Inc.	333	3
Blyth Inc.	67	3
Standard Motor Products Inc.	237	3
Haverty Furniture Cos. Inc.	236	3
* M/I Homes Inc.	233	3
* Movado Group Inc.	215	3
* Kid Brands Inc.	271	3
Christopher & Banks Corp.	448	2
* Tuesday Morning Corp.	455	2
* Kirkland's Inc.	195	2
* Arctic Cat Inc.	153	2
Spartan Motors Inc.	413	2
* MarineMax Inc.	277	2
* Ruth's Hospitality Group Inc.	385	2
* Monarch Casino & Resort Inc.	141	2
* O'Charleys Inc.	236	2
Skyline Corp.	86	2
* Audiovox Corp. Class A	234	2
* Multimedia Games Inc.	345	2
* Midas Inc.	180	1

* Zale Corp.	299	1
		866
Consumer Staples (3.4%)
* United Natural Foods Inc.	601	23
* TreeHouse Foods Inc.	451	22
Casey's General Stores Inc.	482	19
* Hain Celestial Group Inc.	533	14
Diamond Foods Inc.	271	13
* Darling International Inc.	1,034	12
Sanderson Farms Inc.	239	11
Lance Inc.	405	9
* Boston Beer Co. Inc. Class A	115	9
J&J Snack Foods Corp.	178	8
WD-40 Co.	208	8
Andersons Inc.	229	7
* Central Garden and Pet Co. Class A	701	7
Nash Finch Co.	153	6
Cal-Maine Foods Inc.	166	5
Spartan Stores Inc.	283	5
* Alliance One International Inc.	1,119	4
* Medifast Inc.	168	4
Calavo Growers Inc.	150	3
* Seneca Foods Corp. Class A	111	3
* Great Atlantic & Pacific Tea Co.	319	1
		193
Energy (5.8%)
SM Energy Co.	796	40
* Oil States International Inc.	634	38
* SEACOR Holdings Inc.	269	29
World Fuel Services Corp.	857	26
CARBO Ceramics Inc.	241	23
* Bristow Group Inc.	462	20
Holly Corp.	564	20
Lufkin Industries Inc.	383	19
* Swift Energy Co.	526	19
* ION Geophysical Corp.	1,889	14
* Stone Energy Corp.	603	13
* Tetra Technologies Inc.	949	11
* Petroleum Development Corp.	289	10
* Contango Oil & Gas Co.	163	9
Penn Virginia Corp.	570	9
* Hornbeck Offshore Services Inc.	291	6
* Gulfport Energy Corp.	343	6
Gulf Island Fabrication Inc.	179	5
* Petroquest Energy Inc.	691	5
* Pioneer Drilling Co.	680	5
* Basic Energy Services Inc.	289	4
* Matrix Service Co.	331	3
* Seahawk Drilling Inc.	148	1
		335
Financials (18.6%)
East West Bancorp Inc.	1,867	32
BioMed Realty Trust Inc.	1,621	29
National Retail Properties Inc.	1,055	27
Entertainment Properties Trust	588	27
Home Properties Inc.	476	26
Mid-America Apartment Communities Inc.	415	25

Tanger Factory Outlet Centers	512	25
* ProAssurance Corp.	404	24
* Stifel Financial Corp.	454	24
Kilroy Realty Corp.	665	23
* Signature Bank	516	23
Post Properties Inc.	622	21
LaSalle Hotel Properties	886	21
DiamondRock Hospitality Co.	1,969	21
Colonial Properties Trust	1,074	19
Extra Space Storage Inc.	1,116	18
Delphi Financial Group Inc.	693	18
Healthcare Realty Trust Inc.	812	17
* Ezcorp Inc. Class A	631	16
Umpqua Holdings Corp.	1,466	16
Medical Properties Trust Inc.	1,426	15
UMB Financial Corp.	384	14
* Portfolio Recovery Associates Inc.	219	14
EastGroup Properties Inc.	347	14
Tower Group Inc.	536	14
Susquehanna Bancshares Inc.	1,671	13
Cash America International Inc.	365	13
United Bankshares Inc.	493	13
Sovran Self Storage Inc.	355	13
First Financial Bankshares Inc.	258	12
RLI Corp.	213	12
PS Business Parks Inc.	233	12
First Financial Bancorp	720	12
Glacier Bancorp Inc.	892	12
Hancock Holding Co.	367	12
Wintrust Financial Corp.	402	12
Whitney Holding Corp.	1,209	11
Lexington Realty Trust	1,435	11
Old National Bancorp	1,081	11
Franklin Street Properties Corp.	861	11
Selective Insurance Group Inc.	668	11
* First Cash Financial Services Inc.	376	11
National Penn Bancshares Inc.	1,565	10
Community Bank System Inc.	415	10
* Interactive Brokers Group Inc.	539	10
NBT Bancorp Inc.	428	9
Pennsylvania Real Estate Investment Trust	687	9
* optionsXpress Holdings Inc.	532	9
Acadia Realty Trust	497	9
Infinity Property & Casualty Corp.	157	9
Provident Financial Services Inc.	655	9
PrivateBancorp Inc. Class A	726	9
LTC Properties Inc.	323	9
Safety Insurance Group Inc.	186	9
First Midwest Bancorp Inc.	919	9
* World Acceptance Corp.	195	9
Columbia Banking System Inc.	492	9
Employers Holdings Inc.	510	8
* Forestar Group Inc.	457	8
Horace Mann Educators Corp.	493	8
Inland Real Estate Corp.	925	8
* Investment Technology Group Inc.	529	8
* Navigators Group Inc.	155	8
Sterling Bancshares Inc.	1,278	8

Brookline Bancorp Inc.	742	7
First Commonwealth Financial Corp.	1,142	7
Independent Bank Corp.	265	6
* National Financial Partners Corp.	529	6
Simmons First National Corp. Class A	214	6
City Holding Co.	193	6
Bank of the Ozarks Inc.	163	6
S&T Bancorp Inc.	308	6
* Piper Jaffray Cos.	196	6
Urstadt Biddle Properties Inc. Class A	303	6
Home Bancshares Inc.	269	6
United Fire & Casualty Co.	264	5
Trustco Bank Corp.	965	5
Universal Health Realty Income Trust	153	5
Boston Private Financial Holdings Inc.	944	5
Dime Community Bancshares Inc.	344	5
* eHealth Inc.	295	4
Parkway Properties Inc./Md	272	4
* AMERISAFE Inc.	231	4
* Pinnacle Financial Partners Inc.	418	4
Kite Realty Group Trust	794	4
Tompkins Financial Corp.	102	4
* Nara Bancorp Inc.	472	4
Cedar Shopping Centers Inc.	579	4
* TradeStation Group Inc.	503	3
Sterling Bancorp	337	3
Bank Mutual Corp.	570	3
Stewart Information Services Corp.	229	2
Presidential Life Corp.	259	2
SWS Group Inc.	356	2
* United Community Banks Inc.	1,171	2
* Hanmi Financial Corp.	1,898	2
Wilshire Bancorp Inc.	243	2
* Rewards Network Inc.	110	2
* LaBranche & Co. Inc.	458	1
* First BanCorp	3,988	1
		1,069
Health Care (12.4%)
* Salix Pharmaceuticals Ltd.	730	33
Cooper Cos. Inc.	588	31
* AMERIGROUP Corp.	645	28
* Regeneron Pharmaceuticals Inc.	897	26
* HMS Holdings Corp.	347	22
* Catalyst Health Solutions Inc.	497	21
* Magellan Health Services Inc.	425	21
* Dionex Corp.	223	20
* Healthspring Inc.	730	20
* Haemonetics Corp.	307	18
Chemed Corp.	291	18
* American Medical Systems Holdings Inc.	970	17
* Cubist Pharmaceuticals Inc.	756	16
* Par Pharmaceutical Cos. Inc.	450	16
West Pharmaceutical Services Inc.	426	16
Quality Systems Inc.	244	16
* Viropharma Inc.	997	15
* Align Technology Inc.	870	15
* PSS World Medical Inc.	724	15

* Centene Corp.	631	15
* Parexel International Corp.	750	13
Meridian Bioscience Inc.	525	12
* Integra LifeSciences Holdings Corp.	261	11
Invacare Corp.	402	11
* Neogen Corp.	283	11
* Amedisys Inc.	359	10
* Savient Pharmaceuticals Inc.	860	10
* MWI Veterinary Supply Inc.	154	9
* Martek Biosciences Corp.	419	9
* Zoll Medical Corp.	269	9
* Gentiva Health Services Inc.	373	9
* Cyberonics Inc.	299	8
Landauer Inc.	118	8
* Hanger Orthopedic Group Inc.	400	8
* CONMED Corp.	356	8
Analogic Corp.	161	7
* Abaxis Inc.	277	7
* Amsurg Corp. Class A	389	7
* Air Methods Corp.	137	7
* IPC The Hospitalist Co. Inc.	202	7
* Greatbatch Inc.	291	6
* Bio-Reference Labs Inc.	304	6
Computer Programs & Systems Inc.	136	6
* RehabCare Group Inc.	311	6
* Omnicell Inc.	409	5
* Merit Medical Systems Inc.	353	5
* ICU Medical Inc.	146	5
* Molina Healthcare Inc.	208	5
* LHC Group Inc.	194	5
* Emergent Biosolutions Inc.	270	5
* Natus Medical Inc.	357	5
* PharMerica Corp.	385	4
* Healthways Inc.	428	4
* Genoptix Inc.	220	4
* Corvel Corp.	81	4
* Affymetrix Inc.	889	4
* Symmetry Medical Inc.	451	4
* Almost Family Inc.	101	4
Ensign Group Inc.	162	4
* Kensey Nash Corp.	119	3
* Medcath Corp.	255	3
Cantel Medical Corp.	157	3
* Hi-Tech Pharmacal Co. Inc.	126	3
* Cross Country Healthcare Inc.	389	3
* eResearchTechnology Inc.	532	3
* Palomar Medical Technologies Inc.	234	3
* AMN Healthcare Services Inc.	488	3
* Arqule Inc.	462	3
* SurModics Inc.	219	2
* CryoLife Inc.	359	2
* Enzo Biochem Inc.	418	2
* Kendle International Inc.	188	2
* Cambrex Corp.	369	2
* LCA-Vision Inc.	234	1
		709

Industrials (15.7%)
CLARCOR Inc.	641	26
Toro Co.	397	23
* EMCOR Group Inc.	844	23
* Esterline Technologies Corp.	381	22
* Moog Inc. Class A	578	21
Brady Corp. Class A	670	21
Actuant Corp. Class A	864	20
* Geo Group Inc.	822	20
Belden Inc.	583	19
* United Stationers Inc.	299	19
* Teledyne Technologies Inc.	462	19
Curtiss-Wright Corp.	588	18
* Tetra Tech Inc.	789	18
Triumph Group Inc.	205	17
AO Smith Corp.	427	17
* HUB Group Inc. Class A	484	16
* Old Dominion Freight Line Inc.	539	16
Kaydon Corp.	428	15
Knight Transportation Inc.	769	15
Mueller Industries Inc.	485	15
Applied Industrial Technologies Inc.	483	14
ABM Industries Inc.	604	14
Healthcare Services Group Inc.	846	14
Simpson Manufacturing Co. Inc.	510	13
Robbins & Myers Inc.	425	13
* II-VI Inc.	314	13
Watts Water Technologies Inc. Class A	376	12
* AAR Corp.	490	12
* Orbital Sciences Corp.	723	12
ESCO Technologies Inc.	331	12
Interface Inc. Class A	788	11
Skywest Inc.	702	11
Briggs & Stratton Corp.	628	11
Barnes Group Inc.	566	11
* Insituform Technologies Inc. Class A	486	11
Forward Air Corp.	363	10
* SYKES Enterprises Inc.	534	10
Heartland Express Inc.	630	10
Allegiant Travel Co. Class A	193	10
American Science & Engineering Inc.	117	9
* EnPro Industries Inc.	257	9
Unifirst Corp.	182	9
Kaman Corp.	325	9
Lindsay Corp.	155	9
* TrueBlue Inc.	552	9
Cubic Corp.	195	9
CIRCOR International Inc.	214	8
* Ceradyne Inc.	314	8
* Mobile Mini Inc.	457	8
Badger Meter Inc.	188	8
Administaff Inc.	279	8
Universal Forest Products Inc.	239	8
Arkansas Best Corp.	317	8
Quanex Building Products Corp.	466	8
* Astec Industries Inc.	249	7
Albany International Corp.	346	7
* Griffon Corp.	574	7

John Bean Technologies Corp.	352	7
G&K Services Inc. Class A	233	6
* Dycom Industries Inc.	485	6
* Kelly Services Inc. Class A	351	6
Viad Corp.	257	6
* Exponent Inc.	173	6
* Consolidated Graphics Inc.	125	6
AZZ Inc.	155	6
* SFN Group Inc.	652	6
Applied Signal Technology Inc.	167	6
Encore Wire Corp.	239	5
Tredegar Corp.	285	5
Comfort Systems USA Inc.	476	5
* Dolan Co.	381	5
Federal Signal Corp.	778	5
Standex International Corp.	158	5
* Aerovironment Inc.	188	5
Heidrick & Struggles International Inc.	219	5
* Orion Marine Group Inc.	337	5
Cascade Corp.	115	4
Vicor Corp.	245	4
Apogee Enterprises Inc.	351	4
* Gibraltar Industries Inc.	379	4
* Powell Industries Inc.	109	4
AAON Inc.	147	4
* GenCorp Inc.	728	4
* On Assignment Inc.	456	3
CDI Corp.	160	3
* School Specialty Inc.	201	3
* NCI Building Systems Inc.	211	2
* Lydall Inc.	213	2
* Volt Information Sciences Inc.	151	1
Lawson Products Inc./DE	50	1
Standard Register Co.	159	—
		901
Information Technology (20.0%)
* Cypress Semiconductor Corp.	2,028	32
* Varian Semiconductor Equipment Associates Inc.	946	30
* Concur Technologies Inc.	572	29
* TriQuint Semiconductor Inc.	1,985	24
* Microsemi Corp.	1,056	23
* Veeco Instruments Inc.	521	23
* Viasat Inc.	516	21
* Progress Software Corp.	552	21
* Wright Express Corp.	489	21
Anixter International Inc.	358	20
* CACI International Inc. Class A	378	19
* Hittite Microwave Corp.	312	18
* CommVault Systems Inc.	553	16
* Arris Group Inc.	1,603	16
* j2 Global Communications Inc.	584	16
* Taleo Corp. Class A	497	15
* Blue Coat Systems Inc.	549	15
* Cymer Inc.	380	14
Cognex Corp.	510	14
Blackbaud Inc.	562	14
Power Integrations Inc.	350	14

* Netgear Inc.	442	14
* Plexus Corp.	517	14
* JDA Software Group Inc.	519	14
MAXIMUS Inc.	223	14
* MKS Instruments Inc.	646	13
* Tessera Technologies Inc.	647	13
* Benchmark Electronics Inc.	801	13
Littelfuse Inc.	276	13
* Synaptics Inc.	429	12
* Take-Two Interactive Software Inc.	1,061	12
* Cabot Microelectronics Corp.	289	11
* FEI Co.	477	11
* Diodes Inc.	447	11
* Websense Inc.	526	11
* Tekelec	857	11
Comtech Telecommunications Corp.	350	10
* Rofin-Sinar Technologies Inc.	353	10
* Scansource Inc.	347	10
* DTS Inc.	213	10
* DealerTrack Holdings Inc.	505	10
* Netscout Systems Inc.	432	10
* MicroStrategy Inc. Class A	109	9
* Sourcefire Inc.	345	9
* Ebix Inc.	431	9
* LogMeIn Inc.	202	9
* Checkpoint Systems Inc.	489	9
* Stratasys Inc.	257	9
* Manhattan Associates Inc.	274	9
* SYNNEX Corp.	292	8
* Harmonic Inc.	1,216	8
* CSG Systems International Inc.	427	8
* OSI Systems Inc.	230	8
Black Box Corp.	220	8
* Synchronoss Technologies Inc.	303	8
Micrel Inc.	627	8
MTS Systems Corp.	201	8
* Standard Microsystems Corp.	281	8
* DG FastChannel Inc.	303	8
* Volterra Semiconductor Corp.	336	8
Heartland Payment Systems Inc.	474	8
* Compellent Technologies Inc.	287	7
* Bottomline Technologies Inc.	394	7
* RightNow Technologies Inc.	293	7
* Monolithic Power Systems Inc.	455	7
* Insight Enterprises Inc.	579	7
iGate Corp.	363	7
* Radiant Systems Inc.	401	7
* TTM Technologies Inc.	542	7
* Brightpoint Inc.	868	7
* ATMI Inc.	394	7
Park Electrochemical Corp.	258	7
* Intermec Inc.	620	7
United Online Inc.	1,092	7
* TeleTech Holdings Inc.	366	7
* comScore Inc.	311	7
* Newport Corp.	461	7
* Rogers Corp.	198	7
* Tyler Technologies Inc.	310	6

* Forrester Research Inc.	181	6
* Ceva Inc.	265	6
* Sonic Solutions Inc.	597	6
* Brooks Automation Inc.	816	6
Daktronics Inc.	433	6
* Kulicke & Soffa Industries Inc.	879	6
* Smith Micro Software Inc.	383	6
* Avid Technology Inc.	362	6
* Advanced Energy Industries Inc.	479	6
* Ultratech Inc.	301	6
EPIQ Systems Inc.	422	5
* Epicor Software Corp.	573	5
* FARO Technologies Inc.	204	5
* Mercury Computer Systems Inc.	297	5
Methode Electronics Inc.	464	5
* Oplink Communications Inc.	262	5
* Electro Scientific Industries Inc.	295	4
CTS Corp.	427	4
* Interactive Intelligence Inc.	162	4
* THQ Inc.	849	4
Cohu Inc.	295	4
* Perficient Inc.	372	4
* Sigma Designs Inc.	339	4
* Supertex Inc.	162	4
* Novatel Wireless Inc.	393	4
* Intevac Inc.	279	4
* Exar Corp.	551	4
Keithley Instruments Inc.	170	4
* Symmetricom Inc.	550	4
* EMS Technologies Inc.	191	4
* Knot Inc.	377	4
* Infospace Inc.	451	3
* Kopin Corp.	835	3
* Liquidity Services Inc.	213	3
Bel Fuse Inc. Class B	146	3
* Pericom Semiconductor Corp.	320	3
* Super Micro Computer Inc.	306	3
* Digi International Inc.	313	3
* Ciber Inc.	870	3
* Rudolph Technologies Inc.	390	3
* Radisys Corp.	301	3
* Gerber Scientific Inc.	315	2
* DSP Group Inc.	292	2
* NCI Inc. Class A	98	2
Pulse Electronics Corp.	518	2
* Integral Systems Inc.	220	2
Stamps.com Inc.	148	2
* Network Equipment Technologies Inc.	377	2
* PC-Tel Inc.	239	2
* Agilysys Inc.	251	1
* LoJack Corp.	229	1
* Tollgrade Communications Inc.	129	1
* Hutchinson Technology Inc.	293	1
* StarTek Inc.	149	1
		1,147
Materials (4.4%)
* OM Group Inc.	396	15

Schweitzer-Mauduit International Inc.	236	15
* PolyOne Corp.	1,163	14
Eagle Materials Inc.	550	14
Texas Industries Inc.	358	13
HB Fuller Co.	631	13
* Clearwater Paper Corp.	142	11
* RTI International Metals Inc.	389	11
Balchem Corp.	352	11
Arch Chemicals Inc.	311	11
Buckeye Technologies Inc.	492	10
* Calgon Carbon Corp.	700	10
* Century Aluminum Co.	702	10
* Brush Engineered Materials Inc.	255	9
AMCOL International Corp.	315	9
Kaiser Aluminum Corp.	183	8
A Schulman Inc.	395	8
* KapStone Paper and Packaging Corp.	477	7
Deltic Timber Corp.	133	7
Stepan Co.	95	7
Quaker Chemical Corp.	139	5
Zep Inc.	273	5
Wausau Paper Corp.	617	5
* LSB Industries Inc.	201	5
Myers Industries Inc.	439	4
Neenah Paper Inc.	185	3
* AM Castle & Co.	209	3
* Headwaters Inc.	758	3
Olympic Steel Inc.	114	2
American Vanguard Corp.	261	2
* Penford Corp.	144	1
* STR Holdings Inc.	47	1
		252
Telecommunication Services (0.6%)
NTELOS Holdings Corp.	367	6
* Neutral Tandem Inc.	415	6
* General Communication Inc. Class A	510	6
* Cbeyond Inc.	383	5
USA Mobility Inc.	277	5
Atlantic Tele-Network Inc.	112	4
		32
Utilities (4.0%)
Piedmont Natural Gas Co. Inc.	912	27
New Jersey Resources Corp.	525	23
Southwest Gas Corp.	578	20
South Jersey Industries Inc.	381	19
UIL Holdings Corp.	637	19
Northwest Natural Gas Co.	339	17
Unisource Energy Corp.	466	16
Avista Corp.	690	15
* El Paso Electric Co.	559	15
Allete Inc.	399	14
NorthWestern Corp.	466	13
Laclede Group Inc.	276	10
CH Energy Group Inc.	197	9
American States Water Co.	233	9

Central Vermont Public Service Corp.	156	3
		229
Total Common Stocks (Cost $5,146)		5,733
Total Investments (100.0%) (Cost $5,146)		5,733
Other Assets and Liabilities-Net (0.0%)		(2)
Net Assets (100%)		5,731
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $5,146,000. Net unrealized appreciation of investment securities for tax purposes was $587,000, consisting of unrealized gains of $650,000 on securities that had risen in value since their purchase and $63,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P SmallCap 600 Value Index

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.8%)
* Live Nation Entertainment Inc.	3,682	40
* Childrens Place Retail Stores Inc.	672	35
Brunswick Corp.	2,183	35
* Jack in the Box Inc.	1,338	27
Pool Corp.	1,202	25
Finish Line Inc. Class A	1,341	24
* OfficeMax Inc.	1,362	23
Group 1 Automotive Inc.	588	23
* Cabela's Inc.	988	22
* Ruby Tuesday Inc.	1,600	20
* Carter's Inc.	618	20
* Helen of Troy Ltd.	739	17
Men's Wearhouse Inc.	598	17
* Liz Claiborne Inc.	2,271	17
Hillenbrand Inc.	845	16
PEP Boys-Manny Moe & Jack	1,296	16
Brown Shoe Co. Inc.	1,077	15
* Meritage Homes Corp.	771	15
Stage Stores Inc.	930	14
* Quiksilver Inc.	3,199	14
* Jakks Pacific Inc.	691	13
Wolverine World Wide Inc.	421	13
Fred's Inc. Class A	972	12
* Pinnacle Entertainment Inc.	931	12
Callaway Golf Co.	1,598	12
Cato Corp. Class A	424	12
Ethan Allen Interiors Inc.	710	12
Superior Industries International Inc.	576	11
* Jo-Ann Stores Inc.	226	11
* Genesco Inc.	274	11
* Drew Industries Inc.	470	10
* Standard Pacific Corp.	2,459	9
* K-Swiss Inc. Class A	672	8
* American Public Education Inc.	238	8
* DineEquity Inc.	146	8
* Red Robin Gourmet Burgers Inc.	388	7
* Sonic Automotive Inc. Class A	566	7
Marcus Corp.	534	7
Lithia Motors Inc. Class A	528	7
HOT Topic Inc.	1,103	7
* EW Scripps Co. Class A	748	7
* RC2 Corp.	304	7
* Perry Ellis International Inc.	247	7
* Skechers U.S.A. Inc. Class A	275	6
Standard Motor Products Inc.	485	6
* Pre-Paid Legal Services Inc.	94	6
Blyth Inc.	134	6
* Maidenform Brands Inc.	217	6
* Biglari Holdings Inc.	15	6

Haverty Furniture Cos. Inc.	466	6
* M/I Homes Inc.	460	5
Universal Technical Institute Inc.	254	5
* Papa John's International Inc.	202	5
* Movado Group Inc.	427	5
* La-Z-Boy Inc.	666	5
Christopher & Banks Corp.	888	5
* Tuesday Morning Corp.	902	5
* Arctic Cat Inc.	304	5
* MarineMax Inc.	548	4
* Winnebago Industries Inc.	376	4
Oxford Industries Inc.	156	4
* Ruth's Hospitality Group Inc.	764	4
* Monarch Casino & Resort Inc.	280	3
* O'Charleys Inc.	468	3
Skyline Corp.	168	3
* Stein Mart Inc.	322	3
* Audiovox Corp. Class A	460	3
* Kid Brands Inc.	310	3
Spartan Motors Inc.	400	2
* Zale Corp.	590	2
* Midas Inc.	220	2
* Multimedia Games Inc.	286	1
		776
Consumer Staples (3.4%)
* United Natural Foods Inc.	1,156	43
Casey's General Stores Inc.	923	37
* Hain Celestial Group Inc.	1,056	28
Diamond Foods Inc.	286	13
* Central Garden and Pet Co. Class A	1,395	13
Nash Finch Co.	303	11
Spartan Stores Inc.	558	9
Lance Inc.	368	9
* Alliance One International Inc.	2,212	9
WD-40 Co.	214	8
J&J Snack Foods Corp.	172	8
* Seneca Foods Corp. Class A	164	4
* Great Atlantic & Pacific Tea Co.	636	2
		194
Energy (4.4%)
World Fuel Services Corp.	1,663	50
* Bristow Group Inc.	891	39
* SEACOR Holdings Inc.	209	23
* Swift Energy Co.	585	21
* Petroleum Development Corp.	564	20
Holly Corp.	513	19
Penn Virginia Corp.	1,096	17
* Stone Energy Corp.	696	14
* ION Geophysical Corp.	1,466	11
* Pioneer Drilling Co.	1,344	9
* Basic Energy Services Inc.	574	8
* Matrix Service Co.	654	7
* Petroquest Energy Inc.	672	5
* Seahawk Drilling Inc.	294	2
		245
Financials (23.1%)
East West Bancorp Inc.	3,629	63

* ProAssurance Corp.	785	46
Post Properties Inc.	1,201	41
Colonial Properties Trust	2,073	37
BioMed Realty Trust Inc.	1,706	30
Umpqua Holdings Corp.	2,827	30
Susquehanna Bancshares Inc.	3,201	26
Entertainment Properties Trust	549	25
National Retail Properties Inc.	967	25
United Bankshares Inc.	929	24
Kilroy Realty Corp.	697	24
Glacier Bancorp Inc.	1,774	24
Mid-America Apartment Communities Inc.	380	23
Home Properties Inc.	435	23
Lexington Realty Trust	2,851	22
Old National Bancorp	2,151	22
Wintrust Financial Corp.	768	22
Franklin Street Properties Corp.	1,713	22
Whitney Holding Corp.	2,340	22
Selective Insurance Group Inc.	1,321	22
Tanger Factory Outlet Centers	439	21
Extra Space Storage Inc.	1,310	21
National Penn Bancshares Inc.	3,111	21
Healthcare Realty Trust Inc.	942	19
Community Bank System Inc.	801	19
* Interactive Brokers Group Inc.	1,040	19
Pennsylvania Real Estate Investment Trust	1,366	18
Infinity Property & Casualty Corp.	312	18
Provident Financial Services Inc.	1,277	18
PrivateBancorp Inc. Class A	1,445	18
Safety Insurance Group Inc.	370	17
First Midwest Bancorp Inc.	1,827	17
Columbia Banking System Inc.	969	17
Employers Holdings Inc.	1,013	16
Delphi Financial Group Inc.	630	16
Horace Mann Educators Corp.	973	16
Inland Real Estate Corp.	1,838	16
LaSalle Hotel Properties	637	15
RLI Corp.	253	15
Sterling Bancshares Inc.	2,443	15
First Commonwealth Financial Corp.	2,258	14
First Financial Bancorp	802	13
Sovran Self Storage Inc.	367	13
UMB Financial Corp.	347	13
* Ezcorp Inc. Class A	512	13
Independent Bank Corp.	526	13
Simmons First National Corp. Class A	426	12
* National Financial Partners Corp.	1,051	12
S&T Bancorp Inc.	612	12
EastGroup Properties Inc.	293	12
First Financial Bankshares Inc.	232	11
NBT Bancorp Inc.	504	11
United Fire & Casualty Co.	526	11
Hancock Holding Co.	335	11
Boston Private Financial Holdings Inc.	1,876	10
PS Business Parks Inc.	193	10
* Navigators Group Inc.	185	9
LTC Properties Inc.	332	9
* AMERISAFE Inc.	460	9

Parkway Properties Inc.	535	9
Brookline Bancorp Inc.	864	8
* Pinnacle Financial Partners Inc.	828	8
* Piper Jaffray Cos.	266	8
Kite Realty Group Trust	1,569	8
* Nara Bancorp Inc.	936	8
City Holding Co.	234	8
Cedar Shopping Centers Inc.	1,152	7
Trustco Bank Corp.	1,221	7
Home Bancshares Inc.	325	7
Sterling Bancorp	666	6
Urstadt Biddle Properties Inc. Class A	337	6
Universal Health Realty Income Trust	175	6
Dime Community Bancshares Inc.	430	6
* Investment Technology Group Inc.	379	6
Bank Mutual Corp.	1,128	5
Bank of the Ozarks Inc.	132	5
Presidential Life Corp.	526	5
Stewart Information Services Corp.	456	5
Tompkins Financial Corp.	110	4
SWS Group Inc.	722	4
* United Community Banks Inc.	2,328	4
* Hanmi Financial Corp.	3,753	3
Wilshire Bancorp Inc.	484	3
* Rewards Network Inc.	218	3
* LaBranche & Co. Inc.	912	3
* First BanCorp	7,888	2
		1,297
Health Care (8.4%)
* AMERIGROUP Corp.	1,257	54
* Magellan Health Services Inc.	824	40
* Healthspring Inc.	1,394	37
* Viropharma Inc.	1,921	30
* Centene Corp.	1,215	28
Invacare Corp.	799	22
* Martek Biosciences Corp.	826	18
* Gentiva Health Services Inc.	717	17
* CONMED Corp.	709	15
* Hanger Orthopedic Group Inc.	794	15
* Haemonetics Corp.	243	14
* PSS World Medical Inc.	681	14
Chemed Corp.	230	14
West Pharmaceutical Services Inc.	303	12
* Molina Healthcare Inc.	413	11
Meridian Bioscience Inc.	444	10
* Parexel International Corp.	508	9
Analogic Corp.	188	9
* PharMerica Corp.	760	8
* Symmetry Medical Inc.	892	7
Landauer Inc.	110	7
* MWI Veterinary Supply Inc.	118	7
* Amsurg Corp. Class A	376	7
* Medcath Corp.	506	6
* Cross Country Healthcare Inc.	770	6
* Palomar Medical Technologies Inc.	460	6
* Emergent Biosolutions Inc.	298	6
* AMN Healthcare Services Inc.	958	5

Ensign Group Inc.	249	5
* ICU Medical Inc.	136	5
* Affymetrix Inc.	1,072	5
* Greatbatch Inc.	202	5
* Merit Medical Systems Inc.	286	4
* Omnicell Inc.	274	4
* Kendle International Inc.	370	3
* Cambrex Corp.	728	3
* Arqule Inc.	488	3
* LCA-Vision Inc.	464	2
* CryoLife Inc.	420	2
		475
Industrials (20.8%)
* EMCOR Group Inc.	1,637	44
* Esterline Technologies Corp.	741	44
* Moog Inc. Class A	1,108	41
Actuant Corp. Class A	1,673	40
* Geo Group Inc.	1,589	38
* United Stationers Inc.	575	37
Mueller Industries Inc.	932	28
Applied Industrial Technologies Inc.	932	28
CLARCOR Inc.	663	27
ABM Industries Inc.	1,140	26
Robbins & Myers Inc.	813	25
Simpson Manufacturing Co. Inc.	958	25
* AAR Corp.	974	24
Toro Co.	394	23
Interface Inc. Class A	1,569	23
Skywest Inc.	1,388	22
Briggs & Stratton Corp.	1,241	22
Barnes Group Inc.	1,126	22
* Insituform Technologies Inc. Class A	967	21
Brady Corp. Class A	651	20
Belden Inc.	602	20
* Teledyne Technologies Inc.	481	19
Curtiss-Wright Corp.	614	19
* EnPro Industries Inc.	495	18
Kaman Corp.	627	18
* TrueBlue Inc.	1,060	17
* HUB Group Inc. Class A	518	17
* Ceradyne Inc.	626	17
Universal Forest Products Inc.	478	16
Arkansas Best Corp.	627	15
AO Smith Corp.	387	15
* Astec Industries Inc.	493	15
* Old Dominion Freight Line Inc.	499	14
Triumph Group Inc.	170	14
Albany International Corp.	662	14
* Griffon Corp.	1,142	14
* Orbital Sciences Corp.	844	14
G&K Services Inc. Class A	460	13
* Dycom Industries Inc.	945	12
* Kelly Services Inc. Class A	698	12
Viad Corp.	510	12
Knight Transportation Inc.	626	12
Kaydon Corp.	324	11
* SFN Group Inc.	1,289	11

ESCO Technologies Inc.	308	11
Encore Wire Corp.	472	11
Healthcare Services Group Inc.	669	11
Tredegar Corp.	566	11
Watts Water Technologies Inc. Class A	316	10
Comfort Systems USA Inc.	899	10
Federal Signal Corp.	1,537	10
CIRCOR International Inc.	238	9
Quanex Building Products Corp.	566	9
Heartland Express Inc.	601	9
Standex International Corp.	310	9
Cubic Corp.	195	9
Lindsay Corp.	148	9
Cascade Corp.	228	8
American Science & Engineering Inc.	102	8
Unifirst Corp.	153	8
Apogee Enterprises Inc.	694	8
* Gibraltar Industries Inc.	752	8
Administaff Inc.	266	8
Badger Meter Inc.	160	7
Applied Signal Technology Inc.	168	6
CDI Corp.	316	5
* Mobile Mini Inc.	288	5
* Consolidated Graphics Inc.	107	5
* School Specialty Inc.	398	5
John Bean Technologies Corp.	266	5
* NCI Building Systems Inc.	418	4
Vicor Corp.	200	3
* Lydall Inc.	424	3
* On Assignment Inc.	434	3
Lawson Products Inc.	100	2
* Volt Information Sciences Inc.	300	2
* Powell Industries Inc.	50	2
Standard Register Co.	316	1
		1,173
Information Technology (13.1%)
* CACI International Inc. Class A	740	37
* Varian Semiconductor Equipment Associates Inc.	902	28
* Microsemi Corp.	1,209	27
* MKS Instruments Inc.	1,237	25
* Benchmark Electronics Inc.	1,535	25
* Take-Two Interactive Software Inc.	2,098	23
Comtech Telecommunications Corp.	696	21
* Progress Software Corp.	535	21
* Scansource Inc.	659	19
Anixter International Inc.	332	19
* Checkpoint Systems Inc.	975	17
* SYNNEX Corp.	581	17
* Harmonic Inc.	2,405	16
Black Box Corp.	436	16
* Arris Group Inc.	1,543	15
Heartland Payment Systems Inc.	940	15
* Brightpoint Inc.	1,725	14
* Insight Enterprises Inc.	1,109	14
* Intermec Inc.	1,225	14
* Cabot Microelectronics Corp.	333	13
* Rogers Corp.	392	13

* Rofin-Sinar Technologies Inc.	450	13
Cognex Corp.	443	12
* Tekelec	966	12
* Avid Technology Inc.	717	11
* Plexus Corp.	389	11
* Standard Microsystems Corp.	344	9
MTS Systems Corp.	240	9
United Online Inc.	1,406	9
* Electro Scientific Industries Inc.	585	9
CTS Corp.	844	9
Cohu Inc.	584	8
* Newport Corp.	573	8
* LogMeIn Inc.	187	8
Park Electrochemical Corp.	296	8
* FEI Co.	339	8
Littelfuse Inc.	174	8
* OSI Systems Inc.	218	8
Micrel Inc.	610	8
* EMS Technologies Inc.	380	7
* Advanced Energy Industries Inc.	599	7
* Infospace Inc.	890	7
iGate Corp.	336	7
Bel Fuse Inc. Class B	287	6
* Brooks Automation Inc.	856	6
* ATMI Inc.	344	6
* Kulicke & Soffa Industries Inc.	922	6
* Digi International Inc.	617	6
* Ultratech Inc.	320	6
* Ciber Inc.	1,718	6
Methode Electronics Inc.	563	6
* THQ Inc.	1,125	6
* DG FastChannel Inc.	208	5
* Sonic Solutions Inc.	482	5
* Symmetricom Inc.	686	5
* Gerber Scientific Inc.	624	5
Daktronics Inc.	334	5
* Ceva Inc.	192	4
* Supertex Inc.	174	4
Pulse Electronics Corp.	1,024	4
* Exar Corp.	554	4
EPIQ Systems Inc.	270	3
Keithley Instruments Inc.	158	3
* Radisys Corp.	340	3
* PC-Tel Inc.	474	3
* Rudolph Technologies Inc.	394	3
* Liquidity Services Inc.	182	3
* Agilysys Inc.	494	3
* DSP Group Inc.	316	2
* NCI Inc. Class A	110	2
* LoJack Corp.	456	2
* Tollgrade Communications Inc.	257	2
* Integral Systems Inc.	226	2
* Hutchinson Technology Inc.	579	2
* Network Equipment Technologies Inc.	402	2
* Super Micro Computer Inc.	132	1
* StarTek Inc.	134	1
		737

Materials (5.5%)
* OM Group Inc.	761	29
Texas Industries Inc.	686	26
* Clearwater Paper Corp.	283	23
Arch Chemicals Inc.	620	22
* Century Aluminum Co.	1,395	19
HB Fuller Co.	752	16
Eagle Materials Inc.	620	15
A Schulman Inc.	756	15
* PolyOne Corp.	1,197	15
Quaker Chemical Corp.	276	10
* KapStone Paper and Packaging Corp.	696	10
Buckeye Technologies Inc.	478	10
Wausau Paper Corp.	1,216	9
* RTI International Metals Inc.	314	9
Deltic Timber Corp.	166	9
* Brush Engineered Materials Inc.	242	8
Myers Industries Inc.	872	8
* Calgon Carbon Corp.	580	8
Neenah Paper Inc.	366	7
* AM Castle & Co.	416	6
Zep Inc.	340	6
Stepan Co.	84	6
* Headwaters Inc.	1,500	6
* LSB Industries Inc.	228	5
Olympic Steel Inc.	224	5
American Vanguard Corp.	516	4
* Penford Corp.	282	2
* STR Holdings Inc.	50	1
		309
Telecommunication Services (0.3%)
* General Communication Inc. Class A	963	11
USA Mobility Inc.	352	6
		17
Utilities (7.2%)
Piedmont Natural Gas Co. Inc.	1,764	52
New Jersey Resources Corp.	1,015	44
Southwest Gas Corp.	1,121	39
South Jersey Industries Inc.	737	38
UIL Holdings Corp.	1,243	37
Unisource Energy Corp.	895	31
Avista Corp.	1,365	29
Allete Inc.	767	27
Northwest Natural Gas Co.	408	20
Laclede Group Inc.	550	19
NorthWestern Corp.	652	19
CH Energy Group Inc.	381	18
* El Paso Electric Co.	569	15
American States Water Co.	236	9
Central Vermont Public Service Corp.	308	6
		403
Total Common Stocks (Cost $5,127)		5,626
Total Investments (100.0%) (Cost $5,127)		5,626
Other Assets and Liabilities-Net (0.0%)		2
Net Assets (100%)		5,628
* Non-income-producing security.

S&P SmallCap 600 Value Index

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $5,127,000. Net unrealized appreciation of investment securities for tax purposes was $499,000, consisting of unrealized gains of $562,000 on securities that had risen in value since their purchase and $63,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P SmallCap 600 Growth Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (16.5%)
* Coinstar Inc.	1,261	81
* CROCS Inc.	3,332	58
* Iconix Brand Group Inc.	2,778	52
* JOS A Bank Clothiers Inc.	1,068	48
Cracker Barrel Old Country Store Inc.	905	48
PF Chang's China Bistro Inc.	897	45
* HSN Inc.	1,496	42
* Carter's Inc.	1,323	42
* Steven Madden Ltd.	892	40
Wolverine World Wide Inc.	1,232	39
Buckle Inc.	1,003	38
Monro Muffler Brake Inc.	770	38
* Texas Roadhouse Inc. Class A	2,227	38
* Hibbett Sports Inc.	1,095	38
* Capella Education Co.	651	36
* Buffalo Wild Wings Inc.	706	34
* Jo-Ann Stores Inc.	684	33
* BJ's Restaurants Inc.	873	32
Men's Wearhouse Inc.	1,104	32
* CEC Entertainment Inc.	836	31
Arbitron Inc.	1,042	30
* Blue Nile Inc.	556	28
* Interval Leisure Group Inc.	1,569	26
* Zumiez Inc.	810	26
National Presto Industries Inc.	203	24
* Sonic Corp.	2,396	22
* Shuffle Master Inc.	2,081	22
* True Religion Apparel Inc.	983	22
NutriSystem Inc.	1,027	21
* Lumber Liquidators Holdings Inc.	900	21
Hillenbrand Inc.	1,088	21
* Skechers U.S.A. Inc. Class A	884	20
* OfficeMax Inc.	1,155	20
* DineEquity Inc.	366	20
* Genesco Inc.	506	19
* Peet's Coffee & Tea Inc.	499	19
PetMed Express Inc.	899	16
* Universal Electronics Inc.	579	16
* California Pizza Kitchen Inc.	939	16
* Maidenform Brands Inc.	554	15
* Pre-Paid Legal Services Inc.	233	15
Cato Corp. Class A	476	14
* Biglari Holdings Inc.	32	12
* Papa John's International Inc.	470	12
Volcom Inc.	663	12
* Pinnacle Entertainment Inc.	881	12
Sturm Ruger & Co. Inc.	732	12
* American Public Education Inc.	339	12
Big 5 Sporting Goods Corp.	834	12

Universal Technical Institute Inc.	393	8
* RC2 Corp.	354	8
Oxford Industries Inc.	293	7
* La-Z-Boy Inc.	948	7
* Kirkland's Inc.	594	7
* Sonic Automotive Inc. Class A	466	6
* Winnebago Industries Inc.	534	6
* Stein Mart Inc.	516	5
Spartan Motors Inc.	642	3
* Kid Brands Inc.	345	3
* Multimedia Games Inc.	609	3
* Midas Inc.	207	2
		1,447
Consumer Staples (3.3%)
* TreeHouse Foods Inc.	1,363	68
* Darling International Inc.	3,200	37
Sanderson Farms Inc.	742	33
* Boston Beer Co. Inc. Class A	364	30
Andersons Inc.	714	23
Diamond Foods Inc.	399	18
Cal-Maine Foods Inc.	514	16
Lance Inc.	666	15
* Medifast Inc.	527	13
J&J Snack Foods Corp.	276	13
WD-40 Co.	314	12
Calavo Growers Inc.	452	10
* Seneca Foods Corp. Class A	81	2
		290
Energy (7.3%)
SM Energy Co.	2,438	121
* Oil States International Inc.	1,942	115
CARBO Ceramics Inc.	730	71
Lufkin Industries Inc.	1,153	58
* SEACOR Holdings Inc.	489	53
Holly Corp.	909	33
* Tetra Technologies Inc.	2,954	32
* Contango Oil & Gas Co.	500	28
* ION Geophysical Corp.	3,606	26
* Swift Energy Co.	695	25
* Hornbeck Offshore Services Inc.	903	20
* Gulfport Energy Corp.	1,048	20
* Stone Energy Corp.	778	16
Gulf Island Fabrication Inc.	549	15
* Petroquest Energy Inc.	1,119	8
		641
Financials (14.2%)
* Stifel Financial Corp.	1,380	72
* Signature Bank	1,563	69
DiamondRock Hospitality Co.	5,946	63
Medical Properties Trust Inc.	4,317	45
National Retail Properties Inc.	1,715	45
Entertainment Properties Trust	939	43
Tower Group Inc.	1,674	43
Tanger Factory Outlet Centers	880	42
* Portfolio Recovery Associates Inc.	662	42
Mid-America Apartment Communities Inc.	675	41
Home Properties Inc.	771	41

Cash America International Inc.	1,141	41
LaSalle Hotel Properties	1,708	41
BioMed Realty Trust Inc.	2,295	40
* First Cash Financial Services Inc.	1,161	33
Kilroy Realty Corp.	935	32
Delphi Financial Group Inc.	1,116	29
* optionsXpress Holdings Inc.	1,649	29
Acadia Realty Trust	1,558	28
* Ezcorp Inc. Class A	1,108	28
* World Acceptance Corp.	608	27
* Forestar Group Inc.	1,414	26
EastGroup Properties Inc.	586	23
UMB Financial Corp.	616	23
PS Business Parks Inc.	415	22
First Financial Bankshares Inc.	437	21
Extra Space Storage Inc.	1,267	20
Healthcare Realty Trust Inc.	973	20
Hancock Holding Co.	614	19
Sovran Self Storage Inc.	487	18
First Financial Bancorp	993	16
* Investment Technology Group Inc.	1,064	16
RLI Corp.	246	14
LTC Properties Inc.	485	13
* eHealth Inc.	860	13
NBT Bancorp Inc.	540	12
Bank of the Ozarks Inc.	294	11
* TradeStation Group Inc.	1,529	10
* Navigators Group Inc.	191	9
Brookline Bancorp Inc.	927	9
City Holding Co.	229	7
Urstadt Biddle Properties Inc. Class A	376	7
Universal Health Realty Income Trust	196	7
Home Bancshares Inc.	330	7
Trustco Bank Corp.	1,059	6
Tompkins Financial Corp.	151	6
* Piper Jaffray Cos.	183	6
Dime Community Bancshares Inc.	401	5
		1,240
Health Care (16.3%)
* Salix Pharmaceuticals Ltd.	2,232	100
Cooper Cos. Inc.	1,797	96
* Regeneron Pharmaceuticals Inc.	2,771	80
* HMS Holdings Corp.	1,048	66
* Catalyst Health Solutions Inc.	1,501	64
* Dionex Corp.	672	61
* American Medical Systems Holdings Inc.	2,922	52
* Cubist Pharmaceuticals Inc.	2,267	49
* Par Pharmaceutical Cos. Inc.	1,365	49
Quality Systems Inc.	733	47
* Align Technology Inc.	2,630	46
* Integra LifeSciences Holdings Corp.	813	35
* Haemonetics Corp.	567	33
* Neogen Corp.	880	33
Chemed Corp.	522	32
* Amedisys Inc.	1,107	31
West Pharmaceutical Services Inc.	814	31
* Savient Pharmaceuticals Inc.	2,596	31

* Zoll Medical Corp.	835	28
* Parexel International Corp.	1,459	26
* Cyberonics Inc.	925	25
* Abaxis Inc.	867	23
* PSS World Medical Inc.	1,118	23
* Air Methods Corp.	432	21
* IPC The Hospitalist Co. Inc.	631	20
Computer Programs & Systems Inc.	426	20
* Bio-Reference Labs Inc.	940	20
Meridian Bioscience Inc.	883	20
* RehabCare Group Inc.	968	20
* MWI Veterinary Supply Inc.	293	18
* LHC Group Inc.	610	16
* Natus Medical Inc.	1,127	14
* Greatbatch Inc.	593	13
* Healthways Inc.	1,338	13
Landauer Inc.	196	13
* Corvel Corp.	262	12
* Almost Family Inc.	324	11
* Genoptix Inc.	671	11
* Amsurg Corp. Class A	603	11
* Omnicell Inc.	822	11
Cantel Medical Corp.	482	10
* Merit Medical Systems Inc.	636	10
* Hi-Tech Pharmacal Co. Inc.	403	10
* eResearchTechnology Inc.	1,697	10
Analogic Corp.	201	9
* Kensey Nash Corp.	336	9
* ICU Medical Inc.	234	9
* Emergent Biosolutions Inc.	362	7
* SurModics Inc.	666	6
* Enzo Biochem Inc.	1,280	6
* Affymetrix Inc.	1,058	4
* Arqule Inc.	704	4
* CryoLife Inc.	450	3
Ensign Group Inc.	108	2
		1,424
Industrials (10.5%)
* Tetra Tech Inc.	2,374	55
* II-VI Inc.	984	40
CLARCOR Inc.	925	38
Toro Co.	588	34
Brady Corp. Class A	1,021	32
Triumph Group Inc.	371	31
Forward Air Corp.	1,126	31
Allegiant Travel Co. Class A	597	30
* SYKES Enterprises Inc.	1,605	30
Belden Inc.	874	29
Kaydon Corp.	792	28
Knight Transportation Inc.	1,417	27
AO Smith Corp.	681	27
Curtiss-Wright Corp.	823	26
* Teledyne Technologies Inc.	634	25
* Old Dominion Freight Line Inc.	847	24
Healthcare Services Group Inc.	1,506	24
* HUB Group Inc. Class A	645	21
Watts Water Technologies Inc. Class A	635	21

ESCO Technologies Inc.	536	19
* Exponent Inc.	531	19
AZZ Inc.	483	18
* Mobile Mini Inc.	962	17
Unifirst Corp.	331	17
Heartland Express Inc.	1,030	16
* Dolan Co.	1,161	16
* Orbital Sciences Corp.	923	15
Lindsay Corp.	253	15
American Science & Engineering Inc.	185	15
Badger Meter Inc.	335	14
* Aerovironment Inc.	573	14
* Orion Marine Group Inc.	1,050	14
Cubic Corp.	309	14
Heidrick & Struggles International Inc.	669	14
Administaff Inc.	451	13
John Bean Technologies Corp.	660	12
AAON Inc.	450	12
CIRCOR International Inc.	288	11
* GenCorp Inc.	2,230	11
* Consolidated Graphics Inc.	218	10
Quanex Building Products Corp.	579	10
* Powell Industries Inc.	258	9
Applied Signal Technology Inc.	249	8
Vicor Corp.	443	7
* On Assignment Inc.	726	5
		918
Information Technology (27.0%)
* Cypress Semiconductor Corp.	6,181	97
* Concur Technologies Inc.	1,743	89
* TriQuint Semiconductor Inc.	5,995	71
* Veeco Instruments Inc.	1,574	69
* Viasat Inc.	1,560	65
* Wright Express Corp.	1,473	63
* Hittite Microwave Corp.	938	54
* CommVault Systems Inc.	1,676	49
* Taleo Corp. Class A	1,553	48
* j2 Global Communications Inc.	1,769	47
* Varian Semiconductor Equipment Associates Inc.	1,481	47
* Blue Coat Systems Inc.	1,658	44
* Netgear Inc.	1,375	44
* Cymer Inc.	1,147	44
Power Integrations Inc.	1,072	43
Blackbaud Inc.	1,700	43
* JDA Software Group Inc.	1,622	43
MAXIMUS Inc.	673	41
* Tessera Technologies Inc.	1,950	39
* Synaptics Inc.	1,338	38
* Diodes Inc.	1,395	34
* Websense Inc.	1,628	34
* Progress Software Corp.	840	32
Anixter International Inc.	566	32
* DTS Inc.	665	31
* DealerTrack Holdings Inc.	1,566	30
* Netscout Systems Inc.	1,350	30
* Microsemi Corp.	1,322	29
* Sourcefire Inc.	1,077	29

* MicroStrategy Inc. Class A	337	29
* Ebix Inc.	1,326	28
* Stratasys Inc.	799	27
Littelfuse Inc.	583	27
* Manhattan Associates Inc.	850	26
* Plexus Corp.	956	26
* CSG Systems International Inc.	1,322	25
* Arris Group Inc.	2,429	24
* Synchronoss Technologies Inc.	929	24
Cognex Corp.	847	24
* Volterra Semiconductor Corp.	1,043	23
* Compellent Technologies Inc.	902	23
* Bottomline Technologies Inc.	1,224	23
* RightNow Technologies Inc.	910	23
* Monolithic Power Systems Inc.	1,419	23
* FEI Co.	948	23
* Radiant Systems Inc.	1,237	22
* TTM Technologies Inc.	1,678	22
* TeleTech Holdings Inc.	1,144	22
* comScore Inc.	971	21
* Forrester Research Inc.	573	20
* Tyler Technologies Inc.	960	20
* Smith Micro Software Inc.	1,161	17
* Epicor Software Corp.	1,798	17
* FARO Technologies Inc.	628	16
* Mercury Computer Systems Inc.	907	16
* DG FastChannel Inc.	613	15
* Cabot Microelectronics Corp.	373	15
* LogMeIn Inc.	325	14
* Tekelec	1,149	14
* Interactive Intelligence Inc.	514	14
* Oplink Communications Inc.	799	14
* Perficient Inc.	1,146	13
* Sigma Designs Inc.	1,077	13
* OSI Systems Inc.	362	13
* ATMI Inc.	675	12
Micrel Inc.	978	12
* Ceva Inc.	513	12
* Novatel Wireless Inc.	1,196	12
iGate Corp.	585	12
* Intevac Inc.	852	11
EPIQ Systems Inc.	887	11
Daktronics Inc.	808	11
* Rofin-Sinar Technologies Inc.	376	11
* Knot Inc.	1,151	11
* Sonic Solutions Inc.	1,074	11
* Kopin Corp.	2,550	10
* Pericom Semiconductor Corp.	968	10
MTS Systems Corp.	249	10
Park Electrochemical Corp.	330	9
* Standard Microsystems Corp.	327	9
* Brooks Automation Inc.	1,170	8
* Kulicke & Soffa Industries Inc.	1,262	8
* Ultratech Inc.	422	8
* Newport Corp.	519	8
* Super Micro Computer Inc.	730	8
United Online Inc.	1,167	7
* Advanced Energy Industries Inc.	556	6

Stamps.com Inc.	470	6
* Liquidity Services Inc.	370	6
* Supertex Inc.	228	6
* Exar Corp.	822	6
Methode Electronics Inc.	485	5
Keithley Instruments Inc.	227	5
* Rudolph Technologies Inc.	585	4
* THQ Inc.	855	4
* Symmetricom Inc.	621	4
* Radisys Corp.	396	4
* NCI Inc. Class A	144	3
* DSP Group Inc.	399	3
* Integral Systems Inc.	321	3
* Network Equipment Technologies Inc.	528	2
* StarTek Inc.	252	1
		2,364
Materials (3.4%)
Schweitzer-Mauduit International Inc.	713	45
Balchem Corp.	1,099	34
AMCOL International Corp.	976	27
Kaiser Aluminum Corp.	568	27
* PolyOne Corp.	1,734	22
* RTI International Metals Inc.	678	19
Eagle Materials Inc.	742	18
* Calgon Carbon Corp.	1,271	18
Buckeye Technologies Inc.	765	15
* Brush Engineered Materials Inc.	413	14
HB Fuller Co.	689	14
Stepan Co.	165	12
Deltic Timber Corp.	156	8
* LSB Industries Inc.	270	6
* KapStone Paper and Packaging Corp.	378	6
Zep Inc.	306	6
* STR Holdings Inc.	65	1
		292
Telecommunication Services (0.8%)
NTELOS Holdings Corp.	1,155	20
* Neutral Tandem Inc.	1,283	18
* Cbeyond Inc.	1,203	16
Atlantic Tele-Network Inc.	345	12
USA Mobility Inc.	306	5
		71
Utilities (0.7%)
* El Paso Electric Co.	795	21
Northwest Natural Gas Co.	393	19
American States Water Co.	348	13
NorthWestern Corp.	368	11
		64
Total Common Stocks (Cost $7,662)		8,751

S&P SmallCap 600 Growth Index Fund

Total Investments (100.0%) (Cost $7,662)	8,751
Other Assets and Liabilities-Net (0.0%)	2
Net Assets (100%)	8,753
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $7,662,000. Net unrealized appreciation of investment securities for tax purposes was $1,089,000, consisting of unrealized gains of $1,172,000 on securities that had risen in value since their purchase and $83,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011
VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.